[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Face Amount (000)	Value (000)

Fixed Income Securities (94.1%)
Argentina (3.4%)
Sovereign (3.4%)
Republic of Argentina
6.00%, 3/31/23	(a)	$1,383	$809
11.375%, 3/15/10 - 1/30/17	(a)	2,795	853
11.75%, 4/7/09 - 6/15/15	(a)	8,270	2,522
12.00%, 2/1/20	(a)	145	44
12.125%, 5/21/05	(a)	1,100	364
Republic of Argentina (Linked Variable Rate)
244.031%, 4/10/05	(a)(b)	3,220	1,143
			5,735
Brazil (14.6%)
Sovereign (14.6%)
Federative Republic of Brazil
4.25%, 4/15/24	(b)	3,820	3,467
6.00%, 4/15/24	(b)	1,160	1,044
8.00%, 4/15/14		6,913	6,866
8.875%, 10/14/19 - 4/15/24		3,900	3,728
10.50%, 7/14/14		2,740	3,021
11.00%, 8/17/40		450	501
14.50%, 10/15/09		4,520	5,700
			24,327
Bulgaria (1.5%)
Sovereign (1.5%)
Republic of Bulgaria
8.25%, 1/15/15-3/29/18	(c)	1,041	1,264
Republic of Bulgaria (Registered)
8.25%, 1/15/15		980	1,191
			2,455
Chile (1.7%)
Corporate (1.7%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(c)	2,680	2,892
Colombia (2.3%)
Sovereign (2.3%)
Republic of Colombia
9.75%, 4/9/11		1,687	1,864
10.375%, 1/28/33		270	288
11.75%, 2/25/20		1,360	1,625
			3,777
Ecuador (1.5%)
Sovereign (1.5%)
Republic of Ecuador
4.31%, 8/15/30	(e)	2,800	2,534

Indonesia (3.0%)
Corporate (3.0%)
Pindo Deli Finance Mauritius
10.75%, 10/1/07	(a)	7,840	2,391
Tjiwi Kimia Finance Mauritius Ltd.
10.00%, (expired maturity)	(a)	4,530	1,925
Tjiwi Kimia International BV
13.25%, (expired maturity)		1,680	714
			5,030
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.00%, 3/29/18	(a)	1,530	272
Malaysia (4.0%)
Sovereign (4.0%)
Malaysia Government
7.50%, 7/15/11		1,020	1,157
8.75%, 6/1/09		4,770	5,476
			6,633
Mexico (19.9%)
Corporate (8.2%)
Pemex Project Funding Master Trust
4.31%, 6/15/10	(b)(c)	3,050	3,119
8.625%, 12/1/23	(c)	1,350	1,536
9.125%, 10/13/10		3,140	3,634
9.50%, 9/15/27	(c)	3,320	4,083
Satelites Mexicanos S.A. de CV
10.125%, 11/1/04	(a)	2,493	1,284
			13,656
Sovereign (11.7%)
United Mexican States
8.125%, 12/30/19		4,001	4,595
8.375%, 1/14/11		6,690	7,630
10.375%, 2/17/09		1,710	2,026
11.50%, 5/15/26		2,287	3,465
United Mexican States MTN
8.30%, 8/15/31		1,410	1,618
			19,334
			32,990
Nigeria (1.3%)
Sovereign (1.3%)
Central Bank of Nigeria
6.25%, 11/15/20	(e)	2,250	2,081
Panama (4.0%)
Sovereign (4.0%)
Republic of Panama
8.875%, 9/30/27		1,880	2,030
9.375%, 4/1/29		1,300	1,489
9.625%, 2/8/11		1,665	1,890
10.75%, 5/15/20		1,030	1,282
			6,691
Peru (2.3%)
Sovereign (2.3%)
Republic of Peru
5.00%, 3/7/17	(b)	1,218	1,142
8.375%, 5/3/16		1,010	1,055
9.875%, 2/6/15		1,415	1,641
			3,838

Philippines (4.6%)
Sovereign (4.6%)
Republic of Philippines
8.875%, 3/17/15		5,400	5,481
9.50%, 2/2/30		2,200	2,156
			7,637
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30		960	1,386
Russia (15.7%)
Sovereign (15.7%)
Aries Vermogensverwaltungs GmbH
9.60%, 10/25/14		3,250	3,924
Russian Federation
5.00%, 3/31/30	(c)(e)	3,228	3,333
Russian Federation (Registered)
5.00%, 3/31/30	(e)	1	1
8.25%, 3/31/10		2,550	2,760
11.00%, 7/24/18		4,511	6,237
12.75%, 6/24/28		5,990	9,820
			26,075
Tunisia (0.4%)
Sovereign (0.4%)
Central Bank of Tunisia
7.375%, 4/25/12		660	734
Turkey (7.1%)
Sovereign (7.1%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06		1,205	1,585
Zero Coupon, 2/23/06		1,420	1,935
Zero Coupon, 2/23/06		1,570	2,019
Republic of Turkey
11.00%, 1/14/13		2,640	3,208
11.50%, 1/23/12		2,495	3,047
			11,794
Ukraine (1.2%)
Sovereign (1.2%)
Ukraine Government International Bond
6.365%, 8/5/09	(b)	1,860	1,990
Venezuela (4.6%)
Sovereign (4.6%)
Republic of Venezuela
8.50%, 10/8/14		1,100	1,087
9.25%, 9/15/27		1,110	1,105
9.375%, 1/13/34		1,730	1,717
10.75%, 9/19/13		3,280	3,657
			7,566
Total Fixed Income Securities (Cost $155,064)			156,437

		No. of Rights
Rights (0.0%)
Mexico
United Mexican States, Value Recovery Rights, expiring 6/30/05	(f)	1,769,000	15
United Mexican States, Value Recovery Rights, expiring 6/30/06	(f)	1,769,000	43
Total Rights (Cost $ @—)			58

		No. of Warrants
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(d)(f)	3,250	—	@
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	(f)	3,750	80
Total Warrants (Cost $ @—)			80

		Face Amount (000)

Short-Term Investment (5.7%)
United States (5.7%)
Repurchase Agreement (5.7%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $9,410 (Cost $9,410)	(g)	$9,409	9,409
Total Investments+ (99.9%) (Cost $164,473)			165,984
Other Assets in Excess of Liabilities (0.1%)			179
Net Assets (100%)			$166,163

(a)	Security is in default.
(b)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2005.
(c)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
MTN	Medium Term Note
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $164,473,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,511,000 of which $7,284,000 related to appreciated securities and $5,773,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Short:

U.S. Treasury
2 yr. Note	58	$12,000	Jun-05	$30

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (97.2%) (Unless otherwise noted)
Brazil (11.6%)
All America Latina Logistica S.A. (Preference)		187,500	$1,029
Banco Bradesco S.A. (Preference)		95,122	2,747
Banco Bradesco S.A. ADR		22,103	641
Banco Itau Holding Financeira S.A. (Preference)		11,735	1,908
Banco Itau Holding Financeira S.A. ADR		41,392	3,359
Braskem S.A. (Preference)		13,876,000	565
Braskem S.A. ADR		27,300	1,106
CEMIG (Preference)		27,310,101	628
CEMIG ADR		69,200	1,579
Cia. Siderurgica Nacional S.A.		22,380	531
Cia. Siderurgica Nacional S.A. ADR		81,700	1,969
CPFL Energia S.A.	(a)	91,380	618
CPFL Energia S.A. ADR	(a)	15,210	310
CVRD (Preference A shares)		4,653	125
CVRD ADR		412,542	10,961
Gerdau S.A. (Preference)		64,000	1,065
Gerdau S.A. ADR		19,300	318
Gol Linhas Aereas Inteligentes S.A. ADR	(a)	16,830	423
Natura Cosmeticos S.A.		2,920	79
Petrobras S.A. (Preference)		18,056	697
Petrobras S.A. ADR		167,324	7,392
Petrobras S.A. ADR (Preference)		212,572	8,178
Telesp Celular Participacoes S.A. (Preference)	(a)	1,461,909,916	3,493
Telesp Celular Participacoes S.A. ADR	(a)	276,205	1,652
Unibanco - Uniao de Bancos Brasileiros S.A.		64,974	449
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		40,320	1,386
Usinas Siderurgicas de Minas Gerais S.A. (Preference A shares)		38,860	834
Votorantim Celulose e Papel S.A. ADR (Preference)		89,550	1,164
			55,206
Chile (0.8%)
Enersis S.A. (Chile) ADR		475,500	3,994
China/Hong Kong (5.7%)
Air China Ltd., Class H	(a)	1,239,000	449
Asia Aluminum Holdings Ltd.		10,426,000	1,176
China Life Insurance Co. Ltd.	(a)	2,792,000	1,861
China Mobile Hong Kong Ltd.		880,000	2,877
China Petroleum & Chemical Corp., Class H		4,104,000	1,658
China Resources Power Holdings Co.		989,000	466
Fountain SET Holdings Ltd.		1,613,000	1,019
Foxconn International Holdings Ltd.	(a)	1,432,000	771
Global Bio-Chem Technology Group Co., Ltd.		2,251,000	1,414
GOME Electrical Appliances Holdings Ltd.	(a)	1,491,000	1,596
Grande Holdings Ltd.		727,000	699
Hainan Meilan International Airport Co., Ltd., Class H		829,000	529
Hopewell Highway Infrastructure Ltd.		1,786,000	1,259
Huadian Power International Co.		3,729,000	1,016
Kingboard Chemical Holdings Ltd.		672,000	2,008
Lianhua Supermarket Holdings Co., Ltd., Class H		737,000	803
Moulin Global Eyecare Holdings		778,000	559
Norstar Founders Group Ltd.		2,027,000	512
Ping An Insurance Group Co. of China Ltd., Class H	(a)	1,143,000	1,810
Shougang Concord Century Holdings Ltd.		4,239,000	380
TPV Technology Ltd.		2,822,000	1,726
Victory City International Holdings Ltd.		1,377,000	486
Wumart Stores, Inc.		379,000	632
Yanzhou Coal Mining Co., Ltd., Class H		1,106,000	1,503
			27,209

Colombia (0.4%)
BanColombia S.A. ADR		127,400	1,702
Egypt (2.6%)
Eastern Tobacco		93,214	2,893
MobiNil-Egyptian Mobile Services		201,930	6,011
Orascom Construction Industries		162,530	3,349
			12,253
India (6.2%)
ABB Ltd. India		49,500	1,307
Aventis Pharma Ltd./India		33,000	929
Bharat Heavy Electricals Ltd.		191,000	3,356
Cipla Ltd.		152,000	887
Container Corp. of India Ltd.		55,364	1,014
GlaxoSmithkline Pharmaceuticals Ltd.		51,500	849
Gujarat Ambuja Cements, Ltd. GDR		105,000	961
HDFC Bank Ltd.		91,000	1,134
Hero Honda Motors Ltd.		150,375	1,887
Hindalco Industries Ltd.		33,700	998
Hindustan Lever Ltd.		290,500	876
Housing Development Finance Corp., Ltd.		84,000	1,397
India Info.com PCL	(a)(b)	58,026	—	@
Industrial Development Bank of India Ltd.		310,600	648
Infosys Technologies Ltd.		55,656	2,871
ITC Ltd.		23,000	708
ITC Ltd. GDR (Registered)		13,900	405
Mahanagar Telephone Nigam Ltd.		322,000	846
Mahindra & Mahindra Ltd.		109,000	1,241
Morgan Stanley India Growth Fund	(d)	3,926,900	1,973
Oil & Natural Gas Corp., Ltd.		85,200	1,722
Siemens India Ltd.		17,000	661
Steel Authority of India Ltd.		743,863	1,072
Uti Bank Ltd.		63,000	349
Uti Bank Ltd. GDR	(a)	113,000	583
Wipro Ltd.		61,500	945
			29,619
Indonesia (1.7%)
Bank Central Asia Tbk PT		5,348,000	1,920
Bank Mandiri Persero Tbk PT		1,652,500	298
Bank Rakyat Indonesia		6,273,500	1,888
Bumi Resources Tbk PT	(a)	12,359,000	1,018
Gudang Garam Tbk PT		715,000	1,215
HM Sampoerna Tbk PT		832,500	910
Indocement Tunggal Prakarsa Tbk PT	(a)	2,678,500	792
Ramayana Lestari Sentosa Tbk PT		1,075,500	88
			8,129
Israel (0.8%)
Check Point Software Technologies Ltd.	(a)	174,470	3,793
Malaysia (1.8%)
Bandar Raya Developments Bhd		688,400	359
Commerce Asset Holdings Bhd		703,000	847
Magnum Corp. Bhd		1,495,000	791
MK Land Holdings Bhd		1,698,000	693
Resorts World Bhd		289,000	711
Road Builder Malaysia Holdings Bhd		267,000	190
SP Setia Bhd		1,017,999	1,071
Tenaga Nasional Bhd		878,600	2,358
YTL Corp. Bhd		1,115,866	1,659
			8,679

Mexico (8.8%)
America Movil S.A. de C.V., Class L ADR		271,305	13,999
Cemex S.A. de C.V. ADR		15,925	577
Empresas ICA Sociedad Controladora S.A. de C.V.	(a)	1,708,700	658
Empresas ICA Sociedad Controladora S.A. de C.V. ADR	(a)	94,500	221
Fomento Economico Mexicano S.A. de C.V. ADR		31,500	1,687
Grupo Financiero Banorte S.A. de C.V., Class O		232,130	1,511
Grupo Televisa S.A. ADR		160,300	9,426
Kimberly-Clark de Mexico S.A. de C.V., Class A		553,400	1,659
Wal-mart de Mexico S.A. de C.V., Class V		3,081,991	10,814
Wal-Mart de Mexico S.A. de C.V., Class V ADR		27,675	970
			41,522
Morocco (0.3%)
Banque Marocaine du Commerce Exterieur		24,000	1,510
Poland (2.9%)
Agora S.A.	(a)	128,398	2,400
Powszechna Kasa Oszczednosci Bank Polski S.A.	(a)	434,260	3,819
Telekomunikacja Polska S.A.		217,790	1,468
Telekomunikacja Polska S.A. GDR		884,300	5,969
			13,656
Russia (7.9%)
Efes Breweries International N.V. GDR	(a)	49,373	1,501
Highland Gold Mining Ltd.		555,200	2,151
LUKOIL ADR		85,879	11,628
Mobile Telesystems ADR		76,640	2,697
Mobile Telesystems GDR	(c)	54,000	1,891
OAO Gazprom ADR (Registered)		176,800	5,958
Peter Hambro Mining plc	(a)	119,169	1,425
Sberbank RF GDR	(a)	89,650	5,461
Vimpel Communications ADR	(a)	41,000	1,411
VolgaTelecom ADR		177,800	1,263
Wimm-Bill-Dann Foods OJSC	(a)	99,500	1,923
			37,309
South Africa (12.3%)
African Bank Investments Ltd.		1,397,300	3,736
Aveng Ltd.		1,238,300	2,240
AVI Ltd.		393,900	854
Barloworld Ltd.		182,200	2,917
Consol Ltd.	(a)	334,600	549
Edgars Consolidated Stores Ltd.		81,600	3,592
Harmony Gold Mining Co., Ltd.		363,686	2,893
Harmony Gold Mining Co., Ltd. ADR		199,246	1,554
Impala Platinum Holdings Ltd.		25,951	2,181
Kumba Resources Ltd.		331,700	3,584
Lewis Group Ltd.	(a)	280,000	1,502
Massmart Holdings Ltd.		536,000	3,604
Mittal Steel South Africa Ltd.		100	1
MTN Group Ltd.		1,080,190	7,609
Sanlam Ltd.		1,944,300	3,779
Shoprite Holdings Ltd.		970,093	2,151
Standard Bank Group Ltd.		847,188	8,528
Steinhoff International Holdings Ltd.		1,505,200	3,205
Telkom S.A. Ltd.		208,533	3,587
			58,066
South Korea (13.1%)
Cheil Industries, Inc.		106,810	1,732
Daishin Securities Co., Ltd.	(a)	39,020	562
Daishin Securities Co., Ltd. (Preference)	(a)	66,180	657
Doosan Heavy Industries and Construction Co., Ltd.		131,560	1,830
GS Engineering & Construction Corp.		97,950	2,695
Handsome Co., Ltd.		103,640	1,105
Hankook Tire Co., Ltd.		326,880	3,646
Hyundai Heavy Industries Co., Ltd.		22,700	1,136
Hyundai Mobis		71,310	4,639

Hyundai Motor Co.		42,770	2,312
Hyundai Motor Co. (2nd Preference)		20,650	722
Korea Electric Power Corp.		35,780	918
Korean Airlines Co., Ltd.		153,940	2,996
KT&G Corp.		83,980	2,724
Kumho Tire Co., Inc.		6,060	88
Kumho Tire Co., Inc. GDR	(a)(c)	77,270	563
LG Investment & Securities Co., Ltd.	(a)	51,880	487
Orion Corp.		21,228	2,524
Pusan Bank		176,680	1,396
Samsung Electronics Co., Ltd.		27,947	13,788
Samsung Electronics Co., Ltd. (Preference)		9,478	3,107
Samsung Fire & Marine Insurance Co., Ltd.	(a)	11,610	877
Samsung SDI Co., Ltd.		47,610	4,890
Shinhan Financial Group Co., Ltd.		133,430	3,567
SK Corp.		20,820	1,228
STX Shipbuilding Co., Ltd.		79,890	1,833
			62,022
Taiwan (10.7%)
Acer, Inc.		882,637	1,387
Asia Optical Co., Inc.		510,605	3,274
Catcher Technology Co., Ltd.		473,000	1,922
Cathay Financial Holding Co., Ltd.		1,214,000	2,304
Cheng Shin Rubber Industry Co., Ltd.		705,208	849
Chinatrust Financial Holding Co.		1,985,638	2,240
CTCI Corp.		1,669,475	1,012
CYBERLINK Corp.		183,819	490
Delta Electronics, Inc.		1,314,000	2,131
Delta Electronics, Inc. GDR	(a)	105,700	846
Eva Airways Corp.	(a)	1,957,283	916
Far EasTone Telecommunications Co., Ltd.		1,003,000	1,270
Faraday Technology Corp.		305,472	591
Fubon Financial Holding Co., Ltd.		1,397,000	1,324
HON HAI Precision Industry Co., Ltd. GDR		35,900	317
HON HAI Precision Industry Co., Ltd.		961,046	4,270
Infortrend Technology, Inc.		541,735	1,192
Kaulin Manufacturing Co., Ltd.		472,650	490
Largan Precision Co., Ltd.		172,469	958
MediaTek, Inc.		346,699	2,465
Mega Financial Holding Co., Ltd.		3,881,000	2,501
Phoenixtec Power Co., Ltd.		753,045	832
Polaris Securities Co., Ltd.		1,265,934	621
Richtek Technology Corp.		217,700	591
Shin Kong Financial Holdings Co. Ltd.		4,089,720	4,167
Springsoft, Inc.		563,282	1,228
Sunplus Technology Co., Ltd.		329,600	495
Taishin Financial Holdings Co., Ltd.		1,584,841	1,419
Taiwan Cellular Corp.		1,277,000	1,297
Taiwan Cement Corp.		1,748,565	1,016
Taiwan Semiconductor Manufacturing Co., Ltd.		1,529,000	2,499
Tsann Kuen Enterprise Co.		847,120	1,145
Ya Hsin Industrial Co., Ltd.		2,474,286	2,478
			50,537
Thailand (5.1%)
Advanced Info Service PCL (Foreign)		1,071,900	2,740
Asian Property Development PCL		5,053,000	527
Bangkok Bank PCL (Foreign)		1,413,400	4,047
Banpu PCL (Foreign)		269,600	1,116
CH. Karnchang PCL (Foreign)		1,294,700	434
CP Seven Eleven PCL (Foreign)		690,000	1,005
Italian-Thai Development PCL (Foreign)		6,691,000	1,762
Kasikornbank PCL (Foreign)		2,101,000	3,142
Lalin Property PCL (Foreign)		1,435,600	240
Land & Houses PCL (Foreign)		4,736,300	1,053
MBK PCL (Foreign)		258,500	334
PTT PCL (Foreign)		553,000	2,728

Siam City Bank PCL (Foreign)		1,471,400	940
Siam Commercial Bank PCL (Foreign)		789,400	1,019
Siam Makro PCL (Foreign)		123,500	177
Sino Thai Engineering & Construction PCL (Foreign)		1,294,000	374
Thai Oil PCL (Foreign)		274,300	442
Total Access Communication PCL	(a)	475,000	1,368
True Corp. PCL (Foreign)	(a)	3,447,000	797
			24,245
Turkey (4.5%)
Akbank TAS		484,396	2,346
Akcansa Cimento A.S.		589,099	2,134
Dogan Yayin Holding A.S.	(a)	516,100	1,412
Enka Insaat ve Sanayi A.S.		115,040	1,650
Hurriyet Gazetecilik A.S.		983,272	2,137
Trakya Cam Sanayi A.S.		542,653	1,806
Turkcell Iletisim Hizmet A.S.		311,140	2,128
Turkiye Garanti Bankasi A.S.	(a)	834,758	3,160
Yapi Ve Kredi Bankasi A.S.	(a)	1,112,283	4,441
			21,214
Total Common Stocks (Cost $380,259)			460,665

Face
Amount (000)

Fixed Income Securities (0.0%)
Russia (0.0%)
MSCI Holding Ltd. (Secured Notes)
(Cost $137)	(b)	$154	$134

No. of
Warrants
Warrants (0.0%)
Thailand (0.0%)
Sino Thai Engineering & Construction PCL, (expired maturity)
(Cost $17)	(a)	215,666	8

		Face
		Amount (000)

Short-Term Investment (2.0%)
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $9,413 (Cost $9,412)	(e)	$9,412	9,412
Total Investments + (99.2%) (Cost $389,825)			470,219
Other Assets in Excess of Liabilities (0.8%)			3,825
Net Assets (100%)			$474,044

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2005, the Portfolio held $134,000 of fair valued securities, representing 0.03% of net assets.
(c)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Investment in affiliate — The Morgan Stanley India Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the period ended March 31, 2005, there were no purchases or sales of this security. The Fund did not derived any income from this security during the period ended March 31, 2005.

(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than 500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $389,825,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $80,394,000 of which $92,135,000 related to appreciated securities and $11,741,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

BRL	934	$350	4/4/05	USD	348	$348	$(2)
BRL	792	297	4/5/05	USD	297	297	— @
USD	2,940	2,940	6/27/05	ZAR	18,354	2,907	(33)
ZAR	39,242	6,215	6/27/05	USD	5,780	5,780	(435)
ZAR	27,809	4,392	7/22/05	USD	4,243	4,243	(149)
ZAR	23,450	3,704	7/22/05	USD	3,915	3,915	211
ZAR	10,956	1,754	4/1/05	USD	1,766	1,766	12
USD	365	365	4/1/05	MXN	4,073	365	— @
		$20,017				$19,621	$(396)

BRL	Brazilian Real
MXN	Mexican Peso
USD	U.S. Dollar
ZAR	South African Rand

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

	Shares	Value (000)

Common Stocks (94.6%)
Australia (1.6%)
Boral Ltd.	48,302	$227
Foster’s Group Ltd.	190,502	755
National Australia Bank Ltd.	56,828	1,244
		2,226
Bermuda (2.4%)
Tyco International Ltd.	61,362	2,074
XL Capital Ltd., Class A	17,730	1,283
		3,357
France (5.4%)
BNP Paribas S.A.	22,721	1,609
Lafarge S.A.	18,113	1,754
Sanofi-Aventis	24,205	2,041
Total S.A.	8,769	2,051
		7,455
Germany (1.9%)
BASF AG	21,282	1,508
Bayerische Motoren Werke AG	24,624	1,119
		2,627
Hong Kong (0.5%)
HongKong Electric Holdings Ltd.	171,500	763
Ireland (2.0%)
Bank of Ireland	101,497	1,598
Kerry Group plc, Class A	47,690	1,153
		2,751
Italy (3.1%)
ENI S.p.A.	98,838	2,566
Telecom Italia S.p.A. RNC	570,095	1,783
		4,349
Japan (10.5%)
Canon, Inc.	34,000	1,823
Fuji Photo Film Co., Ltd.	62,500	2,285
Kao Corp.	66,000	1,517
Mitsui Sumitomo Insurance Co., Ltd.	77,000	706
Nippon Telegraph & Telephone Corp.	203	888
Rohm Co., Ltd.	2,600	251
Sankyo Co., Ltd.	33,500	706
Sekisui House Ltd.	112,000	1,196
Sumitomo Electric Industries Ltd.	118,000	1,256
Takeda Pharmaceutical Co., Ltd.	43,400	2,068
Toyota Motor Corp.	13,800	514
Yamanouchi Pharmaceutical Co., Ltd.	39,400	1,334
		14,544

Netherlands (4.4%)
Koninklijke Philips Electronics N.V.		22,232	613
Royal Dutch Petroleum Co. (NY Shares)		56,696	3,404
Unilever N.V. CVA		20,206	1,375
Wolters Kluwer N.V. CVA		38,347	700
			6,092
South Korea (0.8%)
SK Telecom Co., Ltd. ADR		55,801	1,100
Spain (1.9%)
Banco Bilbao Vizcaya Argentaria S.A.		82,411	1,342
Telefonica S.A.		76,432	1,331
			2,673
Switzerland (5.9%)
Nestle S.A. (Registered)		10,139	2,773
Novartis AG (Registered)		38,453	1,793
Roche Holding AG		6,651	713
Syngenta AG	(a)	13,437	1,403
UBS AG (Registered)		18,135	1,531
			8,213
United Kingdom (18.7%)
Allied Domecq plc		143,514	1,447
Amvescap plc		108,717	686
BAA plc		79,326	875
Barclays plc		73,330	750
Cadbury Schweppes plc		250,094	2,507
Diageo plc		111,324	1,569
GlaxoSmithKline plc		153,348	3,515
Imperial Tobacco Group plc		91,829	2,410
Reed Elsevier plc		259,144	2,686
Rentokil Initial plc		200,287	613
Rolls-Royce Group plc	(a)	355,249	1,638
Rolls-Royce Group plc, Class B		17,762,450	34
Royal Bank of Scotland Group plc		75,966	2,417
Scottish & Southern Energy plc		98,374	1,639
Vodafone Group plc		924,213	2,454
WPP Group plc		73,476	837
			26,077
United States (35.5%)
Alcoa, Inc.		39,131	1,189
Altria Group, Inc.		45,281	2,961
American Electric Power Co., Inc.		39,467	1,344
BJ’s Wholesale Club, Inc.	(a)	39,275	1,220
Boeing Co.		58,718	3,433
Bristol-Myers Squibb Co.		72,235	1,839
ChevronTexaco Corp.		28,060	1,636
Citigroup, Inc.		71,805	3,227
Exxon Mobil Corp.		11,525	687
First Data Corp.		38,500	1,514
Gap, Inc. (The)		32,883	718
General Dynamics Corp.		15,274	1,635
Georgia-Pacific Corp.		26,788	951
Hewlett-Packard Co.		72,388	1,588

International Business Machines Corp.		25,194	2,302
Kroger Co. (The)	(a)	62,776	1,006
Loews Corp. - Carolina Group		19,081	632
MBIA, Inc.		17,137	896
McDonald’s Corp.		50,787	1,582
Mellon Financial Corp.		52,285	1,492
Merrill Lynch & Co., Inc.		25,044	1,418
New York Times Co. (The), Class A		34,964	1,279
Northrop Grumman Corp.		21,491	1,160
Pfizer, Inc.		69,994	1,839
Prudential Financial, Inc.		25,285	1,451
SBC Communications, Inc.		78,226	1,853
St. Paul Travelers Cos., Inc. (The)		39,840	1,463
Verizon Communications, Inc.		54,151	1,922
Viacom, Inc., Class B		39,276	1,368
Wyeth		69,043	2,912
Xerox Corp.	(a)	60,278	913
			49,430
Total Common Stocks (Cost $113,722)			131,657

		Face
		Amount (000)

Short-Term Investment (4.9%)
Repurchase Agreement (4.9%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $6,806 (Cost $6,805)	(b)	$6,805	6,805
Total Investments+ (99.5%) (Cost $120,527)			138,462
Other Assets in Excess of Liabilities (0.5%)			686
Net Assets (100%)			$139,148

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
RNC	Non-Convertible Savings Shares
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $120,527,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,935,000 of which $20,828,000 related to appreciated securities and $2,893,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

JPY	39,142	$365	4/4/05	USD	366	$366	$1
USD	115	115	4/4/05	AUD	149	115	—	@
		$480				$481	$1

AUD                    - Australian Dollar

JPY                            - Japanese Yen

USD                       - United States Dollar

The Universal Institutional Funds, Inc.

International Magnum Portfolio

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (82.7%)
Australia (2.3%)
AMP Ltd.		94,500	$517
Australia & New Zealand Banking Group Ltd.		12,290	196
BHP Billiton Ltd.		47,243	652
Coles Myer Ltd.		13,650	99
Gunns Ltd.		64,800	210
National Australia Bank Ltd.		9,880	216
Newcrest Mining Ltd.		16,600	223
Qantas Airways Ltd.		34,400	94
QBE Insurance Group Ltd.		19,200	221
Rio Tinto Ltd.		16,350	570
Westpac Banking Corp.		17,200	253
			3,251
Austria (0.5%)
Telekom Austria AG		35,366	692
Belgium (1.0%)
AGFA-Gevaert N.V.		17,244	603
Fortis		8,500	243
Solvay S.A., Class A		4,970	592
			1,438
Denmark (0.8%)
Carlsberg A/S, Class B		14,392	713
Novo-Nordisk A/S, Class B		6,765	377
			1,090
Finland (0.7%)
Sampo Oyj, Class A		68,120	989
France (10.3%)
Atos Origin S.A.	(a)	7,435	503
AXA S.A.		39,779	1,059
BNP Paribas S.A.		30,695	2,174
Business Objects S.A.	(a)	7,960	213
Cap Gemini S.A.	(a)	7,260	253
Carrefour S.A.		8,360	444
France Telecom S.A.		79,240	2,372
Groupe Danone		2,683	267
M6-Metropole Television		9,532	267
Neopost S.A.		4,408	382
Peugeot S.A.		771	49
Sanofi-Aventis		11,735	989
Schneider Electric S.A.		18,473	1,447
Societe Generale		6,043	628
Sodexho Alliance S.A.		15,745	525
STMicroelectronics N.V.		21,795	363
Total S.A.		10,162	2,377
			14,312
Germany (5.9%)
Allianz AG (Registered)		11,789	1,497
Bayerische Motoren Werke AG		26,127	1,187
Deutsche Bank AG (Registered)		7,591	655
Deutsche Boerse AG		4,207	316
Deutsche Telekom AG	(a)	66,139	1,320
Fresenius Medical Care AG		4,310	349
Linde AG		4,087	281
Muenchener Rueckversicherungs AG (Registered)		4,419	532

Siemens AG (Registered)		21,687	1,716
Volkswagen AG		7,902	376
			8,229
Hong Kong (2.4%)
Cheung Kong Holdings Ltd.		15,000	133
Esprit Holdings Ltd.		78,000	533
Great Eagle Hldg Co.		243,000	481
Henderson Land Development Co., Ltd.		134,000	596
Hutchison Whampoa Ltd.		16,000	136
Hysan Development Co., Ltd.		170,000	337
Kerry Properties Ltd.		108,000	236
Li & Fung Ltd.		124,400	226
New World Development Ltd.		517,000	507
Sun Hung Kai Properties Ltd.		9,000	82
Techtronic Industries Co.		52,000	115
			3,382
Ireland (0.6%)
Bank of Ireland		31,573	497
Kerry Group plc, Class A		11,453	277
			774
Italy (2.4%)
ENI S.p.A.		43,290	1,124
Telecom Italia S.p.A.		66,317	251
Telecom Italia S.p.A. RNC		284,128	888
UniCredito Italiano S.p.A.		182,870	1,074
			3,337
Japan (18.2%)
Amada Co., Ltd.		46,000	283
Canon, Inc.		15,000	804
Casio Computer Co., Ltd.		35,000	462
Dai Nippon Printing Co., Ltd.		23,000	375
Daicel Chemical Industries Ltd.		70,000	385
Daifuku Co., Ltd.		40,000	296
Daikin Industries Ltd.		21,000	529
Denki Kagaku Kogyo KK		100,000	362
East Japan Railway Co.		85	457
FamilyMart Co., Ltd.		16,600	489
Fuji Machine Manufacturing Co., Ltd.		11,400	114
Fuji Photo Film Co., Ltd.		16,000	585
Fujitec Co., Ltd.		17,000	89
Fujitsu Ltd.		100,000	601
Furukawa Electric Co., Ltd.	(a)	65,000	298
Hitachi Capital Corp.		21,600	415
Hitachi High-Technologies Corp.		7,000	111
Hitachi Ltd.		90,000	559
House Foods Corp.		15,000	216
Kaneka Corp.		52,000	574
Kurita Water Industries Ltd.		26,000	409
Kyocera Corp.		5,800	414
Kyudenko Corp.		16,000	102
Lintec Corp.		14,000	203
Maeda Road Construction Co., Ltd.		10,000	83
Matsushita Electric Industrial Co., Ltd.		53,000	781
Minebea Co., Ltd.		57,000	244
Mitsubishi Chemical Corp.		117,000	373
Mitsubishi Corp.		47,000	609
Mitsubishi Estate Co., Ltd.		30,000	349
Mitsubishi Heavy Industries Ltd.		150,000	399
Mitsubishi Logistics Corp.		10,000	113
Mitsumi Electric Co., Ltd.		21,200	237
Nagase & Co., Ltd.		23,000	230
NEC Corp.		88,000	532
Nifco, Inc.		21,000	333

Nintendo Co., Ltd.		5,500	600
Nippon Meat Packers, Inc.		21,000	266
Nippon Telegraph & Telephone Corp.		85	372
Nissan Motor Co., Ltd.		73,000	748
Nissha Printing Co., Ltd.		9,000	144
Nisshinbo Industries, Inc.		30,000	244
Obayashi Corp.		63,000	388
Ono Pharmaceutical Co., Ltd.		10,000	521
Ricoh Co., Ltd.		34,000	583
Rinnai Corp.		7,800	198
Rohm Co., Ltd.		2,700	261
Ryosan Co., Ltd.		10,800	283
Sangetsu Co., Ltd.		3,000	74
Sanki Engineering Co., Ltd.		6,000	47
Sankyo Co., Ltd.		24,000	506
Sanwa Shutter Corp.		43,000	236
Sekisui Chemical Co., Ltd.		60,000	436
Sekisui House Ltd.		36,000	384
Shin-Etsu Polymer Co., Ltd.		30,000	223
Sony Corp.		13,300	530
Suzuki Motor Corp.		26,000	465
TDK Corp.		6,600	452
Teijin Ltd.		48,000	205
Toho Co., Ltd.		8,200	134
Tokyo Electric Power Co., Inc.		17,000	412
Toshiba Corp.		150,000	627
Toyo Ink Manufacturing Co., Ltd.		32,000	126
Toyota Motor Corp.		21,000	781
Tsubakimoto Chain Co.		70,000	320
Yamaha Corp.		26,000	375
Yamaha Motor Co., Ltd.		20,000	342
Yamanouchi Pharmaceutical Co., Ltd.		16,000	542
			25,240
Netherlands (6.9%)
ASML Holding N.V.	(a)	39,800	672
ING Groep N.V. CVA		23,638	714
Koninklijke Ahold N.V.	(a)	48,850	409
Royal Dutch Petroleum Co.		35,278	2,109
Royal Numico N.V.	(a)	8,584	351
TPG N.V.		38,016	1,082
Unilever N.V. CVA		22,405	1,525
VNU N.V.		20,023	584
Wolters Kluwer N.V. CVA		113,980	2,081
			9,527
Poland (0.6%)
Bank Pekao S.A.	(a)	10,487	463
Telekomunikacja Polska S.A.		53,802	362
			825
Singapore (1.3%)
CapitaCommercial Trust REIT		53,200	46
CapitaLand Ltd.		266,000	379
City Developments Ltd.		70,000	274
Oversea-Chinese Banking Corp.		29,000	242
SembCorp Industries Ltd.		142,000	167
Singapore Airlines Ltd.		62,000	447
Venture Corp., Ltd.		24,000	193
			1,748
Spain (3.6%)
Altadis S.A.		20,015	819
Banco Bilbao Vizcaya Argentaria S.A.		97,156	1,582
Banco Santander Central Hispano S.A.		104,048	1,266
Telefonica S.A.		78,189	1,362
			5,029

Sweden (0.8%)
ForeningsSparbanken AB		14,692	347
Nordea Bank AB	(a)	28,951	293
Sandvik AB		13,070	543
			1,183
Switzerland (6.7%)
Ciba Speciality Chemicals AG (Registered)		6,806	440
Credit Suisse Group	(a)	8,042	345
Nestle S.A. (Registered)		6,791	1,857
Novartis AG (Registered)		67,243	3,136
Schindler Holding AG (Registered)		617	234
Swiss Reinsurance (Registered)		10,615	760
UBS AG (Registered)		27,551	2,326
Zurich Financial Services AG	(a)	1,452	255
			9,353
United Kingdom (17.7%)
Allied Domecq plc		50,194	506
Amvescap plc		66,351	418
AstraZeneca plc		26,133	1,030
BOC Group plc		37,655	725
BP plc		103,814	1,076
British American Tobacco plc		14,655	258
British Sky Broadcasting plc		76,661	841
Bunzl plc		58,004	567
Cadbury Schweppes plc		85,680	859
Carnival plc		6,639	365
Diageo plc		20,912	295
GlaxoSmithKline plc		128,297	2,941
Hays plc		241,007	606
HSBC Holdings plc		17,179	272
International Power plc	(a)	91,385	310
Lloyds TSB Group plc		27,625	250
Man Group plc		18,343	476
Morrison WM Supermarkets plc		186,399	690
National Grid Transco plc		25,312	235
Prudential plc		97,722	934
Reckitt Benckiser plc		11,451	364
Reed Elsevier plc		45,099	467
Rentokil Initial plc		79,284	243
Rexam plc		52,854	474
Rolls-Royce Group plc	(a)	66,514	307
Rolls-Royce Group plc, Class B		3,268,800	6
Royal Bank of Scotland Group plc		78,713	2,505
Scottish & Southern Energy plc		17,673	294
Shell Transport & Trading Co. plc (Registered)		222,414	1,996
Smith & Nephew plc		41,060	386
Smiths Group plc		30,372	489
Standard Chartered plc		8,436	152
Tesco plc		60,654	363
Vodafone Group plc		1,117,265	2,966
			24,666
Total Common Stocks (Cost $96,064)			115,065

		Face
		Amount (000)

Short-Term Investment (15.4%)
Repurchase Agreement (15.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $21,379 (Cost $21,377)	(b)	$21,377	21,377
Total Investments+ (98.1%) (Cost $117,441)			136,442
Other Assets in Excess of Liabilities (1.9%)			2,572
Net Assets (100%)			$139,014

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $117,441,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $19,001,000 of which $21,334,000 related to appreciated securities and $2,333,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

EUR	3,208	$4,165	6/16/05	USD	4,301	$4,301	$136
EUR	3,130	4,065	6/16/05	USD	4,199	4,199	134
GBP	1,686	3,174	6/16/05	USD	3,218	3,218	44
GBP	369	694	6/16/05	USD	704	704	10
GBP	1,080	2,034	6/16/05	USD	2,062	2,062	28
GBP	1,990	3,746	6/16/05	USD	3,798	3,798	52
JPY	372,567	3,496	6/16/05	USD	3,584	3,584	88
USD	539	539	6/16/05	AUD	688	529	(10)
USD	3,233	3,233	6/16/05	AUD	4,137	3,177	(56)
USD	318	318	6/16/05	AUD	414	318	— @
USD	97	97	4/1/05	CHF	117	97	— @
USD	4	4	4/1/05	DKK	25	4	— @
USD	334	334	4/1/05	EUR	258	334	— @
USD	5,270	5,270	6/16/05	EUR	3,929	5,102	(168)
USD	3,227	3,227	6/16/05	EUR	2,404	3,122	(105)
USD	670	670	6/16/05	EUR	500	649	(21)
USD	2,104	2,104	6/16/05	EUR	1,570	2,038	(66)
USD	651	651	6/16/05	EUR	501	651	— @
USD	223	223	4/1/05	GBP	118	224	1
USD	5,702	5,702	6/16/05	GBP	2,987	5,624	(78)
USD	12,550	12,550	6/16/05	GBP	6,576	12,381	(169)
USD	327	327	6/16/05	GBP	172	322	(5)
USD	1,495	1,495	6/16/05	GBP	794	1,495	— @
USD	3,479	3,479	6/16/05	JPY	361,812	3,396	(83)
USD	175	175	6/16/05	JPY	18,385	172	(3)
USD	774	774	6/16/05	JPY	80,312	754	(20)
USD	603	603	6/16/05	JPY	62,697	589	(14)
USD	821	821	6/16/05	JPY	85,357	801	(20)
USD	1,474	1,474	6/16/05	JPY	153,181	1,438	(36)
USD	942	942	6/16/05	JPY	100,315	941	(1)
USD	14	14	4/1/05	PLN	43	14	— @
		$66,400				$66,038	$(362)

AUD	- Australian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
PLN	- Polish Zloty
USD	- U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:

DJ Euro Stoxx 50
(Hong Kong)	207	$8,057		$34

FTSE 100 Index
(Germany)	56	5,199		(79)

Hang Seng Index
(Hong Kong)	7	602		(8)

SPI 200 Index
(Australia)	17	1,355		(47)

TOPIX Index
(Japan)	59	6,496		(51)
				(151)

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (97.5%)
Diversified (5.7%)
Capital Automotive REIT		55,400	$1,835
Correctional Properties Trust REIT		185,930	4,695
Forest City Enterprises, Inc., Class A		221,200	14,112
Spirit Finance Corp. REIT	(a)	466,100	5,062
Vornado Realty Trust REIT		628,250	43,519
Wellsford Real Properties, Inc.	(a)	178,664	2,599
			71,822
Health Care (3.1%)
Health Care Property Investors, Inc. REIT		257,900	6,053
LTC Properties, Inc. REIT		109,500	1,900
Omega Healthcare Investors, Inc. REIT		791,610	8,692
Senior Housing Properties Trust REIT		837,900	13,976
Ventas, Inc. REIT		344,405	8,596
			39,217
Industrial (6.4%)
AMB Property Corp. REIT		989,920	37,419
BRCP REIT LLC I	(b)(c)	1,452,096	1,452
Cabot Industrial Value Fund, Inc.	(b)(c)	1,571	786
Catellus Development Corp. REIT		628,900	16,760
Prologis REIT		655,802	24,330
			80,747
Lodging/Resorts (12.8%)
Hilton Hotels Corp.		2,190,044	48,947
Host Marriott Corp. REIT		2,678,000	44,348
Innkeepers USA Trust REIT		147,300	1,902
Interstate Hotels & Resorts, Inc.	(a)	322,950	1,557
Lodgian, Inc.	(a)	199,000	2,040
Meristar Hospitality Corp. REIT	(a)	1,194,075	8,358
Starwood Hotels & Resorts Worldwide, Inc.		841,528	50,517
Sunstone Hotel Investors, Inc. REIT		211,750	4,542
Wyndham International, Inc., Class A	(a)	652,363	522
			162,733
Office (22.4%)
Arden Realty, Inc. REIT		1,003,500	33,969
Beacon Capital Partners, Inc. REIT	(a)(b)	271,300	1,150
Boston Properties, Inc. REIT		998,240	60,124
Brandywine Realty Trust REIT		291,660	8,283
Brookfield Properties Corp.		1,700,217	65,458
Equity Office Properties Trust REIT		1,074,608	32,378
Highwood Properties, Inc. REIT		59,600	1,598
Kilroy Realty Corp. REIT		16,810	688
Mack-Cali Realty Corp. REIT		616,350	26,102
Prentiss Properties Trust REIT		26,200	895
PS Business Parks, Inc. REIT		336,100	13,545
Reckson Associates Realty Corp. REIT		549,415	16,867
SL Green Realty Corp. REIT		303,260	17,049
Trizec Properties, Inc. REIT		328,590	6,243
			284,349
Residential Apartments (17.7%)
American Campus Communities, Inc. REIT		134,850	2,832
AMLI Residential Properties Trust REIT		220,900	6,050

Apartment Investment & Management Co. REIT		368,460	13,707
Archstone-Smith Trust REIT		1,661,741	56,682
Atlantic Gulf Communities Corp.	(c)	261,572	—	@
AvalonBay Communities, Inc. REIT		890,700	59,579
BRE Properties, Inc. REIT		234,580	8,280
Equity Residential REIT		1,019,746	32,846
Essex Property Trust, Inc. REIT		228,850	15,777
Gables Residential Trust REIT		113,420	3,777
Post Properties, Inc. REIT		790,100	24,525
			224,055
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT		437,130	15,409
Retail Regional Malls (14.7%)
General Growth Properties, Inc. REIT		700,990	23,904
Macerich Co. (The) REIT		651,800	34,728
Simon Property Group, Inc. REIT		1,822,827	110,427
Taubman Centers, Inc. REIT		620,142	17,202
			186,261
Retail Strip Centers (8.0%)
Acadia Realty Trust REIT		371,510	5,974
BPP Liquidating Trust	(a)(c)	227,282	62
Developers Diversified Realty Corp. REIT		146,695	5,831
Federal Realty Invs Trust REIT		772,000	37,326
Heritage Property Investment Trust REIT		289,225	8,584
Kimco Realty Corp. REIT		101,800	5,487
Pan Pacific Retail Properties, Inc. REIT		66,460	3,772
Regency Centers Corp. REIT		735,550	35,034
			102,070
Self Storage (5.5%)
Public Storage, Inc. REIT		781,270	44,486
Shurgard Storage Centers, Inc. REIT		634,970	26,021
			70,507
Total Common Stocks (Cost $958,993)			1,237,170

		Shares
Preferred Stocks (0.4%)
Lodging/Resorts (0.3%)
Wyndham, Series B	(b)(c)	47,964	2,435
Wyndham International, Inc., Series II	(b)(c)	26,062	1,393
			3,828
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp. (Registered), Series B	(b)(c)	79,420	—	@
Atlantic Gulf Communities Corp., Series B	(b)(c)	2,003	—	@
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(c)	57,048	—	@
			—	@
Retail Regional Malls (0.1%)
Simon Property Group, Inc.	(a)	15,345	851
Total Preferred Stocks (Cost $4,857)			4,679

		Face
		Amount (000)

Short-Term Investment (2.0%)
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., dated 3/31/05, due 4/1/05, repurchase price $25,023 (Cost $25,021)	(d)	$25,021	25,021
Total Investments+ (99.9%) (Cost $988,871)			1,266,870
Other Assets in Excess of Liabilities (0.1%)			1,885
Net Assets (100%)			$1,268,755

(a)	Non-income producing security.
(b)	Restricted security not registered under the Securities Act of 1933. Beacon Capital Partners, Inc.

was acquired 3/98 and has a current cost basis of $1,150,000. Wyndham, Series B Preferred was acquired 6/98 - 3/02 and has a current cost basis of $1,619,000. Wyndham International, Inc., Series II Preferred was acquired 9/02 and has a current cost basis of $925,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Atlantic Gulf Communities Corp. (Registered), Series B Preferred was acquired 2/00 as has a current cost basis of $794,000. Cabot Industrial Value Fund, Inc. was acquired 12/03 - 2/05 and has a cost basis of $786,000. BRCP Realty LP I was acquired 5/03 - 11/04 and has a current cost basis of $1,452,000. At March 31, 2005, these securities had an aggregate market value of $7,216,000, representing 0.6% of net assets.

(c)	Security was valued at fair value — At March 31, 2005, the Portfolio held $6,128,000 of fair valued securities, representing 0.5% of net assets.
(d)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $988,871,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $277,999,000 of which $291,943,000 related to appreciated securities and $13,944,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Face Amount (000)	Value (000)

Fixed Income Securities (106.5%)
Agency Adjustable Rate Mortgages (0.5%)
Government National Mortgage Association,
Adjustable Rate Mortgages
3.375%, 1/20/25 - 2/20/28		$1,253	$1,275
3.75%, 7/20/25 - 9/20/27		168	170
4.125%, 12/20/25 - 11/20/27		81	83
			1,528
Agency Fixed Rate Mortgages (20.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools
10.00%, 10/1/10		3	3
10.50%, 1/1/10 - 5/1/19		5	6
11.50%, 10/1/15 - 5/1/19		33	36
Gold Pools
6.50%, 7/1/32		26	27
6.50%, 10/1/29 - 9/1/32		456	474
7.00%, 3/1/32		21	22
7.50%, 6/1/20 - 11/1/32		4,210	4,511
8.00%, 8/1/30 - 1/1/31		145	156
8.50%, 1/1/29 - 8/1/30		162	177
9.50%, 12/1/22		16	18
10.00%, 6/1/17		19	21
April TBA
5.00%, 4/1/20	(a)	3,050	3,051
5.50%, 4/1/20	(a)	8,900	9,081
6.00%, 4/1/35	(a)	5,750	5,885
Federal National Mortgage Association,
Conventional Pools
6.50%, 9/1/28 - 10/1/33		9,665	10,051
7.00%, 10/1/27 - 8/1/32		1,802	1,902
7.50%, 6/1/25 - 8/1/32		3,120	3,340
8.00%, 10/1/29 - 9/1/32		5,343	5,751
8.50%, 4/1/30 - 5/1/32		1,643	1,791
9.50%, 11/1/21 - 4/1/30		298	330
10.00%, 9/1/10 - 5/1/22		92	104
10.50%, 1/1/16 - 5/1/22		817	920
11.00%, 6/1/19 - 11/1/20		389	433
11.50%, 11/1/19		6	7
12.00%, 11/1/11		10	11
13.00%, 10/1/15		1	1
April TBA
5.00%, 4/1/20	(a)	3,150	3,148
May TBA
4.50%, 5/1/20	(a)	6,250	6,100
5.00%, 5/1/20	(a)	3,025	3,016
Government National Mortgage Association,
Various Pools
9.00%, 11/15/17 - 1/15/25		199	217
9.50%, 10/15/16 - 11/15/21		692	766

10.00%, 11/15/09 - 6/15/22		1,007	1,134
10.50%, 1/15/18 - 8/15/20		112	127
11.00%, 12/15/09 - 1/15/16		24	26
11.50%, 2/15/13 - 8/15/13		6	7
12.00%, 12/15/12 - 12/15/14		22	24
			62,674
Asset Backed Corporate (17.4%)
American Express Credit Account Master Trust
3.064%, 11/16/09-12/15/09	(b)	4,325	4,335
Asset Backed Funding Certificates
3.15%, 6/25/22	(b)	524	524
3.21%, 6/25/25	(b)	1,209	1,210
Bank One Issuance Trust
3.59%, 5/17/10		2,000	1,972
Bear Stearns Asset Backed Securities, Inc.
3.22%, 9/25/34	(b)	1,172	1,173
Capital Auto Receivables Asset Trust
1.44%, 2/15/07		676	671
3.034%, 1/15/08	(b)	1,200	1,202
3.35%, 2/15/08		975	963
Carrington Mortgage Loan Trust
3.15%, 1/25/35	(b)	1,662	1,663
Centex Home Equity
3.09%, 3/25/35	(b)	1,300	1,300
Citibank Credit Card Issuance Trust
6.875%, 11/16/09		1,730	1,842
GE Capital Credit Card Master Note Trust
2.994%, 9/15/10	(b)	1,350	1,351
GE Dealer Floorplan Master Note Trust
3.04%, 7/20/08	(b)	1,250	1,251
GSAMP Trust
3.16%, 12/25/34	(b)	1,732	1,733
Harley-Davidson Motorcycle Trust
1.56%, 5/15/07		109	109
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		1,822	1,818
JP Morgan Chase Commercial Mortgage Securities Corp.
3.14%, 4/16/19	(b)(c)	1,390	1,392
Long Beach Mortgage Loan Trust
2.95%, 4/25/35	(b)	2,100	2,100
3.16%, 2/25/35	(b)	1,712	1,713
MBNA Credit Card Master Note Trust
3.094%, 2/16/10	(b)	1,800	1,806
MBNA Master Credit Card Trust USA
5.90%, 8/15/11		400	421
7.00%, 2/15/12		1,350	1,483
7.80%, 10/15/12		1,400	1,607
Merrill Lynch Mortgage Investors, Inc.
3.12%, 9/25/35	(b)	1,456	1,457
3.22%, 8/25/35	(b)	1,014	1,014
New Century Home Equity Loan Trust
3.16%, 2/25/35	(b)	1,258	1,258
3.20%, 8/25/34	(b)	710	710
Residential Asset Mortgage Products, Inc.
3.13%, 1/25/35	(b)	1,248	1,249
Residential Asset Securities Corp.
3.18%, 10/25/22	(b)	1,177	1,178
3.19%, 7/25/21	(b)	498	498

Residential Funding Mortgage Securities II
3.17%, 2/25/13	(b)	322	323
Saxon Asset Securities Trust
3.13%, 5/25/35	(b)	1,046	1,047
SLM Student Loan Trust
3.181%, 10/25/12	(b)	2,300	2,301
3.201%, 1/25/13	(b)	1,200	1,202
Specialty Underwriting & Residential Finance
3.13%, 12/25/35	(b)	1,500	1,500
Structured Asset Investment Loan Trust
3.12%, 4/25/34	(b)	859	860
Terwin Mortgage Trust
3.41%, 11/25/35	(b)	1,603	1,609
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		375	374
USAA Auto Owner Trust
2.41%, 2/15/07		750	748
Wachovia Auto Owner Trust
2.40%, 5/21/07		1,350	1,344
Wells Fargo Financial Auto Owner Trust
1.47%, 3/15/07		730	728
World Omni Auto Recievables Trust
2.58%, 7/12/07		1,210	1,207
			54,246
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corporation,
Inv Fl, IO
4.996%, 3/15/32		640	51
5.046%, 3/15/32		486	39
5.596%, 10/15/29		67	3
IO
5.00%, 9/15/14 - 6/15/17		6,239	585
6.00%, 5/1/31		1,074	188
6.50%, 4/1/28		933	164
7.50%, 12/1/29		69	14
8.00%, 1/1/28 - 6/1/31		124	27
Federal National Mortgage Association,
Inv Fl, IO
4.58%, 2/17/31		373	28
4.98%, 12/25/27		59	1
5.08%, 12/25/29		195	7
5.18%, 10/25/28		242	14
5.63%, 3/18/30		72	3
IO
5.00%, 2/25/15		2,278	143
6.00%, 8/25/32 - 5/25/33		1,386	267
6.50%, 2/25/33 - 5/25/33		2,515	479
7.00%, 4/25/33		1,039	207
7.50%, 11/1/29		244	49
8.00%, 4/1/24 - 8/1/31		1,107	234
9.00%, 11/1/26		18	4
PAC
3.471%, 11/25/33		111	110
Government National Mortgage Association,
Inv Fl, IO
4.61%, 9/16/31		175	11
5.00%, 9/16/27		164	12
5.03%, 4/16/29		1,057	69
5.23%, 8/16/31		151	11
5.51%, 9/20/30		283	22

5.58%, 12/16/29		244	23
5.63%, 8/16/29		276	23
			2,788
Federal Agency (0.9%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13		2,935	2,937
Finance (5.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)	1,080	1,162
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10		300	299
Axa Financial, Inc.
6.50%, 4/1/08		140	148
CIT Group, Inc.
3.65%, 11/23/07		300	294
Citigroup, Inc.
5.625%, 8/27/12		970	1,006
6.00%, 2/21/12		155	165
Countrywide Home Loans, Inc.
3.25%, 5/21/08		645	618
EOP Operating LP
4.75%, 3/15/14		80	75
6.763%, 6/15/07		100	105
7.50%, 4/19/29		60	69
Farmers Exchange Capital
7.05%, 7/15/28	(c)	705	738
Farmers Insurance Exchange
8.625%, 5/1/24	(c)	250	303
General Electric Capital Corp.
4.25%, 12/1/10		280	274
6.75%, 3/15/32		535	620
Goldman Sachs Group, Inc.
5.25%, 10/15/13		485	483
6.875%, 1/15/11		625	682
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		315	308
7.90%, 6/15/10		235	264
HSBC Finance Corp.
4.125%, 12/15/08		185	182
5.875%, 2/1/09		580	604
6.75%, 5/15/11		320	351
8.00%, 7/15/10		195	223
JPMorgan Chase & Co.
5.35%, 3/1/07		415	424
6.00%, 2/15/09		80	84
6.625%, 3/15/12		210	230
7.00%, 11/15/09		275	299
Mantis Reef Ltd.
4.692%, 11/14/08	(c)	630	623
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33		775	708
Marshall & Isley bank
3.80%, 2/8/08		775	763
MBNA Corp.
6.125%, 3/1/13		685	724
Nationwide Building Society
4.25%, 2/1/10	(c)	365	358
Prudential Holdings LLC
7.245%, 12/18/23	(c)	160	188

Reckson Operating Partnership LP
5.15%, 1/15/11		290	289
Rouse Co. (The)
3.625%, 3/15/09		195	183
5.375%, 11/26/13		90	86
SLM Corp.
4.00%, 1/15/10		450	437
Two-Rock Pass Through Trust
4.17%, 12/31/49	(b)(c)	275	274
Washington Mutual Bank FA
5.50%, 1/15/13		75	77
Washington Mutual, Inc.
3.135%, 7/25/44	(b)	556	558
8.25%, 4/1/10		520	590
World Financial Properties
6.91%, 9/1/13	(c)	1,202	1,290
			17,158
Industrials (10.2%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10		490	500
8.85%, 8/1/30		650	613
Aetna, Inc.
7.875%, 3/1/11		780	897
Altria Group, Inc.
7.00%, 11/4/13		305	328
7.75%, 1/15/27		315	361
Amerada Hess Corp.
7.875%, 10/1/29		650	779
AT&T Corp.
9.75%, 11/15/31		290	355
AT&T Wireless Services, Inc.
8.75%, 3/1/31		215	284
Autonation, Inc.
9.00%, 8/1/08		145	160
Bowater Canada Finance Corp.
7.95%, 11/15/11		845	881
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		255	248
Caterpillar Financial Services Corp.
2.92%, 8/20/07	(b)	560	560
3.625%, 11/15/07		130	128
Clear Channel Communications, Inc.
7.65%, 9/15/10		250	274
Clorox Co.
3.125%, 12/14/07	(b)(c)	530	531
Comcast Cable Communications, Inc.
6.75%, 1/30/11		270	292
8.375%, 5/1/07		75	81
Consumers Energy Co.
4.00%, 5/15/10		195	187
4.80%, 2/17/09		275	275
5.375%, 4/15/13		80	81
Continental Airlines, Inc.
6.648%, 9/15/17		506	480
7.461%, 4/1/15		57	53
COX Communications, Inc.
4.625%, 1/15/10	(c)	375	365
CSX Corp.
2.75%, 2/15/06		200	198
9.00%, 8/15/06		200	212

DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31			360	436
Deutsche Telekom International Finance BV
8.75%, 6/15/30			480	630
Echostar DBS Corp.
6.375%, 10/1/11			395	389
FedEx Corp.
2.65%, 4/1/07			325	315
Fisher Scientific International, Inc.
6.75%, 8/15/14	(c)		295	301
FMC Corp.
10.25%, 11/1/09			85	95
Ford Motor Credit Co.
7.25%, 10/25/11			225	222
7.375%, 10/28/09			495	498
France Telecom S.A.
7.00%, 12/23/09		EUR	250	374
7.25%, 1/28/13			220	347
General Motors Acceptance Corp.
4.50%, 7/15/06		$245		239
6.875%, 9/15/11			1,895	1,717
8.00%, 11/1/31			465	406
General Motors Corp.
8.375%, 7/15/33			605	519
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)		180	—	@
HCA, Inc.
7.50%, 12/15/23			140	143
7.69%, 6/15/25			190	196
7.875%, 2/1/11			275	299
9.00%, 12/15/14			110	128
Health Net, Inc.
9.875%, 4/15/11			660	787
Hertz Corp.
7.625%, 8/15/07			85	88
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(c)		240	243
6.50%, 2/13/13	(c)		300	317
Hyatt Equities LLC
6.875%, 6/15/07	(c)		380	393
ICI Wilmington, Inc.
4.375%, 12/1/08			230	227
Interpublic Group of Cos., Inc.
5.40%, 11/15/09			345	332
Iron Mountain, Inc.
6.625%, 1/1/16			180	165
7.75%, 1/15/15			268	266
Kerr-McGee Corp.
5.875%, 9/15/06			95	97
Kraft Foods, Inc.
5.625%, 11/1/11			260	270
Lenfest Communications, Inc.
7.625%, 2/15/08			245	262
MGM Mirage
6.75%, 9/1/12			330	334
8.50%, 9/15/10			515	566
Miller Brewing Co.
4.25%, 8/15/08	(c)		450	446

Mohawk Industries, Inc.
7.20%, 4/15/12			130	145
News America Holdings
7.75%, 2/1/24			140	163
News America, Inc.
7.28%, 6/30/28			125	140
7.30%, 4/30/28			375	419
Norfolk Southern Corp.
7.35%, 5/15/07			125	133
Northrop Grumman Corp.
4.079%, 11/16/06			305	305
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07			100	97
Pemex Project Funding Master Trust
7.375%, 12/15/14			465	499
8.625%, 2/1/22			495	564
9.125%, 10/13/10			180	208
Plains Exploration & Production Co.
7.125%, 6/15/14			95	100
Raytheon Co.
8.30%, 3/1/10			245	282
Rogers Wireless Communications, Inc.
7.25%, 12/15/12			95	97
Sappi Papier Holding AG
6.75%, 6/15/12	(c)		260	282
Sealed Air Corp.
5.625%, 7/15/13	(c)		410	415
Smithfield Foods, Inc.
7.00%, 8/1/11			60	62
7.75%, 5/15/13			60	64
8.00%, 10/15/09			420	447
Sprint Capital Corp.
8.375%, 3/15/12			265	310
8.75%, 3/15/32			145	189
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07			95	99
7.875%, 5/1/12			415	455
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(c)		654	709
TCI Communications, Inc.
7.875%, 2/15/26			190	232
Telecom Italia Finance N.V.
5.875%, 1/24/08		EUR	225	314
7.25%, 4/24/12			170	264
Tenet Healthcare Corp.
6.875%, 11/15/31		$100		80
7.375%, 2/1/13			365	346
Time Warner, Inc.
7.625%, 4/15/31			595	701
7.70%, 5/1/32			160	191
Tyco International Group S.A.
5.80%, 8/1/06			145	148
Union Pacific Corp.
5.214%, 9/30/14	(c)		120	119
6.65%, 1/15/11			165	179
6.79%, 11/9/07			130	138
Verizon New England, Inc.
6.50%, 9/15/11			120	129

WellPoint, Inc.
3.75%, 12/14/07	(c)	175	172
4.25%, 12/15/09	(c)	165	161
Weyerhaeuser Co.
6.00%, 8/1/06		230	236
WorldCom, Inc.
8.25%, 5/15/31	(e)	285	—	@
WPP Finance UK Corp.
5.875%, 6/15/14	(c)	335	347
Xerox Corp.
6.875%, 8/15/11		300	307
7.125%, 6/15/10		365	379
			31,797
Mortgages - Other (0.5%)
Countrywide Alternative Loan Trust
3.21%, 7/25/34	(b)	356	356
Federal National Mortgage Association
7.00%, 9/25/32		747	779
Thornburg Mortgage Securities Trust
3.17%, 6/25/44	(b)	589	589
			1,724
Sovereign (0.8%)
Russian Federation
5.00%, 3/31/30	(c)(f)	750	775
United Mexican States
8.30%, 8/15/31		400	459
8.375%, 1/14/11		1,020	1,163
United Mexican States MTN
8.00%, 9/24/22		155	176
			2,573
U.S. Treasury Securities (47.2%)
U.S. Treasury Bonds
6.125%, 8/15/29		8,450	9,955
6.375%, 8/15/27		2,025	2,433
7.625%, 2/15/25		750	1,011
8.125%, 8/15/19		6,025	8,108
8.50%, 2/15/20		8,400	11,691
8.75%, 8/15/20		1,600	2,282
U.S. Treasury Notes
3.125%, 5/15/07		2,450	2,416
3.50%, 11/15/06		2,500	2,493
3.875%, 2/15/13		1,400	1,352
4.25%, 8/15/13		14,775	14,575
U.S. Treasury Strips
IO
4.32%, 5/15/11		3,900	3,004
4.78%, 5/15/16		5,500	3,252
4.91%, 8/15/18		1,700	889
4.94%, 2/15/19		10,000	5,082
4.95%, 5/15/19		3,400	1,704
4.96%, 8/15/19		16,600	8,209
4.97%, 11/15/19 - 2/15/21		13,225	6,121
4.99%, 2/15/20 - 5/15/20		24,305	11,603
5.00%, 8/15/20 - 5/15/22		21,950	9,687
5.02%, 5/15/21		33,630	15,121
5.03%, 11/15/21 - 8/15/22		23,525	10,161
5.05%, 11/15/22 - 2/15/23		8,950	3,680
PO
5/15/21 - 2/15/27		32,150	12,747
			147,576

Utilities (2.5%)
Arizona Public Service Co.
5.80%, 6/30/14		435	457
6.75%, 11/15/06		145	151
CC Funding Trust I
6.90%, 2/16/07		100	105
CenterPoint Energy Resources Corp.
7.75%, 2/15/11		280	318
Cincinnati Gas & Electric
5.70%, 9/15/12		195	203
Consolidated Natural Gas Co.
5.00%, 12/1/14		255	250
6.25%, 11/1/11		425	456
Detroit Edison Co.
4.80%, 2/15/15	(c)	240	233
6.125%, 10/1/10		205	218
Entergy Gulf States, Inc.
3.31%, 12/1/09	(b)	260	261
3.60%, 6/1/08		195	189
Exelon Corp.
6.75%, 5/1/11		295	321
Monongahela Power Co.
5.00%, 10/1/06		210	212
Nevada Power Co.
9.00%, 8/15/13		275	310
Nisource Finance Corp.
3.43%, 11/23/09	(b)	300	302
7.625%, 11/15/05		310	317
Northwest Pipeline Corp.
8.125%, 3/1/10		90	97
Ohio Edison Co.
5.45%, 5/1/15		545	546
Pacific Gas & Electric Co.
6.05%, 3/1/34		430	443
PSEG Energy Holdings LLC
7.75%, 4/16/07		320	330
8.625%, 2/15/08		155	164
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)	415	479
Reliant Energy, Inc.
6.75%, 12/15/14		305	286
Sempra Energy
4.621%, 5/17/07		90	90
Southern California Edison Co.
5.00%, 1/15/14		75	74
Texas - New Mexico Power Co.
6.25%, 1/15/09		260	271
Texas Eastern Transmission LP
7.00%, 7/15/32		295	340
TXU Corp.
6.375%, 6/15/06		180	184
TXU Energy Co. LLC
7.00%, 3/15/13		130	143
Wisconsin Electric Power
3.50%, 12/1/07		120	118
			7,868
Total Fixed Income Securities (Cost $329,589)			332,869

Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp.,
13.33% (Cost $597)	(c)	1,550	550

		Face Amount (000)

Short-Term Investments (3.9%)
Discount Notes (2.4%)
Federal National Mortgage Association
3.00%, 5/11/05		$7,500	7,478
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $4,344	(g)	4,344	4,344
U.S. Treasury Securities (0.1%)
U.S. Treasury Bill
2.85%, 7/14/05	(h)	300	298
Total Short-Term Investments (Cost $12,120)			12,120
Total Investments+ (110.6%) (Cost $342,306)			345,539
Liabilities in Excess of Other Assets (-10.6%)			(33,207)
Net Assets (100%)			$312,332

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(c)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(e)	Security is in default.
(f)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	A portion of the security was pledged to cover margin requirements for futures contracts.
@	Value is less than $500.
EUR	Euro
Inv Fl	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on March 31, 2005.
IO	Interest Only
MTN	Medium Term Note
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $342,306,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,233,000 of which $7,074,000 related to appreciated securities and $3,841,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

EUR	284	$368	4/26/2005	USD	371	$371	$3
EUR	539	700	4/26/2005	USD	705	705	5
EUR	213	276	4/26/2005	USD	278	278	2
USD	39	39	4/26/2005	EUR	30	39	—	@
		$1,383				$1,393	$10

USD -                U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:

	U.S. Treasury
	10 yr. Note	109	$11,910	Jun-05	$(46)

	U.S. Treasury
	Long Bond	7	780	Jun-05	(8)

Short:

	U.S. Treasury
	2 yr. Note	125	25,861	Jun-05	145

	U.S. Treasury
	5 yr. Note	306	32,771	Jun-05	248
					$339

The Universal Institutional Funds, Inc.

Technology Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (97.8%)
Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc.	(a)	5,700	$124
Broadcasting (TV - Radio & Cable) (1.4%)
IAC/InterActiveCorp	(a)	16,350	364
Cellular/Wireless Telecommunications (1.5%)
Nextel Communications, Inc., Class A	(a)	14,150	402
Communications Equipment (10.6%)
Alcatel S.A. ADR	(a)	14,400	174
Andrew Corp.	(a)	22,800	267
AudioCodes Ltd.	(a)	10,800	122
Comverse Technology, Inc.	(a)	19,800	499
Corning, Inc.	(a)	28,100	313
Lucent Technologies, Inc.	(a)	56,600	156
Motorola, Inc.		19,800	296
Nortel Networks Corp.	(a)	32,100	88
Qualcomm, Inc.		20,692	758
Tellabs, Inc.	(a)	17,400	127
			2,800
Computers (Hardware) (5.3%)
Apple Computer, Inc.	(a)	1,300	54
Emulex Corp.	(a)	12,800	241
Juniper Networks, Inc.	(a)	21,051	464
Seagate Technology	(a)	22,700	444
Sun Microsystems, Inc.	(a)	46,400	188
			1,391
Computers (Networking) (5.9%)
Cisco Systems, Inc.	(a)	69,956	1,252
Network Appliance, Inc.	(a)	11,500	318
			1,570
Computers (Peripherals) (3.2%)
EMC Corp./Massachusetts	(a)	64,450	794
Finisar Corp.	(a)	45,940	57
			851
Computers (Software/Services) (40.2%)
Adobe Systems, Inc.		5,347	359
Akamai Technologies, Inc.	(a)	18,900	241
Amdocs Ltd.	(a)	16,600	471
Arbinet-thexchange, Inc.	(a)	18,400	351
Check Point Software Technologies Ltd.	(a)	11,750	255
Cognos, Inc.	(a)	5,400	226
eBay, Inc.	(a)	12,600	469
Google, Inc., Class A	(a)	1,500	271
Mercury Interactive Corp.	(a)	19,400	919
Microsoft Corp.		75,250	1,819

Netease.com ADR	(a)	4,500	217
NetIQ Corp.	(a)	12,000	137
Novell, Inc.	(a)	117,000	697
Oracle Corp.	(a)	73,600	919
Red Hat, Inc.	(a)	11,100	121
Salesforce.com, Inc.	(a)	13,400	201
Shanda Interactive Entertainment Ltd. ADR	(a)	2,400	73
Sonus Networks, Inc.	(a)	34,200	145
Symantec Corp.	(a)	7,100	151
VeriSign, Inc.	(a)	31,350	900
Veritas Software Corp.	(a)	46,800	1,087
Yahoo!, Inc.	(a)	17,294	586
			10,615
Electronics (Defense) (0.7%)
Verint Systems, Inc.	(a)	5,000	175
Electronics (Semiconductors) (20.8%)
Altera Corp.	(a)	14,700	291
Analog Devices, Inc.		5,723	207
Applied Micro Circuits Corp.	(a)	19,600	64
Broadcom Corp., Class A	(a)	12,721	381
Celestica, Inc.	(a)	8,300	112
Integrated Device Technology, Inc.	(a)	14,300	172
Intel Corp.		44,536	1,035
Kopin Corp.	(a)	45,100	138
Linear Technology Corp.		11,725	449
Marvell Technology Group Ltd.	(a)	12,900	495
Maxim Integrated Products, Inc.		11,300	462
National Semiconductor Corp.		16,400	338
PMC-Sierra, Inc.	(a)	13,600	120
QLogic Corp.	(a)	4,600	186
Texas Instruments, Inc.		27,821	709
Vitesse Semiconductor Corp.	(a)	20,800	56
Xilinx, Inc.		10,072	294
			5,509
Entertainment (0.8%)
Comcast Corp., Class A	(a)	6,200	209
Equipment (Semiconductors) (4.8%)
Applied Materials, Inc.	(a)	24,225	394
ASML Holding N.V. (NY Shares)	(a)	11,200	188
Cymer, Inc.	(a)	5,900	158
KLA-Tencor Corp.	(a)	6,772	311
Novellus Systems, Inc.	(a)	7,797	208
			1,259
Photography/Imaging (1.4%)
Zebra Technologies Corp.	(a)	7,700	366
Retail (0.2%)
Overstock.com, Inc.	(a)	1,300	56
Services (Commercial & Consumers) (0.5%)
Gemstar-TV Guide International, Inc.	(a)	31,100	135
Total Common Stocks (Cost $25,837)			25,826

		Face Amount (000)

Short-Term Investment (1.2%)
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $318 (Cost $318)	(b)	$318	318
Total Investments+ (99.0%) (Cost $26,155)			26,144
Other Assets in Excess of Liabilities (1.0%)			270
Net Assets (100%)			$26,414

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $26,155,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $11,000 of which $2,541,000 related to appreciated securities and $2,552,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (98.1%)
Advertising Agencies (4.0%)
Getty Images, Inc.	(a)	34,500	$2,453
Lamar Advertising Co.	(a)	42,800	1,725
Monster Worldwide, Inc.	(a)	20,000	561
			4,739
Aerospace (0.6%)
Rockwell Collins, Inc.		15,400	733
Air Transport (1.0%)
Expeditors International Washington, Inc.		21,500	1,151
Biotechnology Research & Production (0.5%)
Idexx Laboratories, Inc.	(a)	10,300	558
Building: Cement (1.5%)
Rinker Group Ltd. ADR		21,700	1,818
Casinos & Gambling (8.4%)
International Game Technology		76,800	2,047
Kerzner International Ltd.	(a)	9,500	582
Penn National Gaming, Inc.	(a)	59,600	1,751
Station Casinos, Inc.		55,600	3,756
Wynn Resorts Ltd.	(a)	26,315	1,783
			9,919
Coal (0.9%)
Peabody Energy Corp.		23,800	1,103
Communications Technology (1.7%)
Crown Castle International Corp.	(a)	125,237	2,011
Computer Services Software & Systems (8.2%)
Adobe Systems, Inc.		27,250	1,830
Akamai Technologies, Inc.	(a)	56,200	716
Autodesk, Inc.		27,500	818
Cognizant Technology Solutions Corp., Class A	(a)	28,000	1,294
Global Payments, Inc.		19,024	1,227
Juniper Networks, Inc.	(a)	32,700	721
Mercury Interactive Corp.	(a)	24,080	1,141
Red Hat, Inc.	(a)	81,500	889
Salesforce.com, Inc.	(a)	75,800	1,136
			9,772
Computer Technology (2.7%)
Apple Computer, Inc.	(a)	28,800	1,200
Network Appliance, Inc.	(a)	35,400	979
Shanda Interactive Entertainment Ltd. ADR	(a)	34,400	1,039
			3,218
Consumer Electronics (1.3%)
Activision, Inc.	(a)	58,133	861
Electronic Arts, Inc.	(a)	13,930	721
			1,582
Containers & Packaging: Paper & Plastic (0.5%)
Sealed Air Corp.	(a)	11,399	592
Diversified Financial Services (4.2%)
Brascan Corp., Class A		49,573	1,871
Calamos Asset Management, Inc., Class A		49,900	1,343
Chicago Mercantile Exchange Holdings, Inc.		8,800	1,708
			4,922
Drug & Grocery Store Chains (0.5%)
Whole Foods Market, Inc.		5,900	603

Drugs & Pharmaceuticals (2.5%)
Gen-Probe, Inc.	(a)	38,400	1,711
Genzyme Corp.	(a)	21,300	1,219
			2,930
Education Services (2.9%)
Career Education Corp.	(a)	16,500	565
Laureate Education, Inc.	(a)	25,800	1,104
Strayer Education, Inc.		15,100	1,711
			3,380
Electrical & Electronics (0.5%)
Flir Systems, Inc.	(a)	18,300	554
Electronics (0.8%)
Dolby Laboratories, Inc., Class A	(a)	38,234	898
Electronics: Instruments Gauges & Meters (0.7%)
Fisher Scientific International, Inc.	(a)	14,556	829
Electronics: Semi-Conductors/Components (2.7%)
Marvell Technology Group Ltd.	(a)	49,900	1,913
Tessera Technologies, Inc.	(a)	31,200	1,349
			3,262
Energy Miscellaneous (3.9%)
Ultra Petroleum Corp.	(a)	70,580	3,585
XTO Energy, Inc.		30,533	1,003
			4,588
Entertainment (1.7%)
DreamWorks Animation SKG, Inc., Class A	(a)	16,900	688
International Speedway Corp., Class A		11,200	608
Pixar	(a)	6,800	663
			1,959
Financial Miscellaneous (1.4%)
Interactive Data Corp.	(a)	28,200	585
Moody’s Corp.		13,500	1,092
			1,677
Forest Products (0.7%)
Plum Creek Timber Co., Inc. REIT		24,500	875
Health Care Management Services (1.7%)
Patterson Cos., Inc.	(a)	40,200	2,008
Health Care Services (2.8%)
Dade Behring Holdings, Inc.	(a)	27,400	1,615
Stericycle, Inc.	(a)	38,000	1,679
			3,294
Homebuilding (0.5%)
NVR, Inc.	(a)	802	630
Hotel/Motel (2.4%)
Royal Caribbean Cruises Ltd.		64,600	2,887
Household Equip & Products (0.5%)
Harman International Industries, Inc.		6,248	553
Insurance: Multi-Line (0.8%)
Assurant, Inc.		27,517	927
Insurance: Property & Casualty (1.4%)
White Mountains Insurance Group Ltd.		2,813	1,712
Investment Management Companies (1.5%)
Legg Mason, Inc.		22,550	1,762
Leisure Time (1.0%)
SCP Pool Corp.		39,000	1,243
Machinery & Engineering (0.6%)
Graco, Inc.		16,150	652
Medical & Dental Instruments & Supplies (4.7%)
Cooper Cos., Inc. (The)		18,400	1,341
CR Bard, Inc.		13,300	905
Inamed Corp.	(a)	28,400	1,985
Kinetic Concepts, Inc.	(a)	22,110	1,319
			5,550

Metals & Minerals Miscellaneous (1.7%)
Cameco Corp. (When Issued)		46,700	2,066
Miscellaneous (0.7%)
Monsanto Co.		12,360	797
Miscellaneous Health Care (1.3%)
VCA Antech, Inc.	(a)	75,200	1,521
Other (0.5%)
St. Joe Co. (The)		8,500	572
Radio & TV Broadcasters (1.0%)
Univision Communications, Inc., Class A	(a)	41,572	1,151
Restaurants (3.3%)
Cheesecake Factory, Inc. (The)	(a)	28,150	998
P.F. Chang’s China Bistro, Inc.	(a)	32,540	1,946
Sonic Corp.	(a)	27,900	932
			3,876
Retail (6.1%)
Amazon.Com, Inc.	(a)	16,800	576
Chico’s FAS, Inc.	(a)	50,200	1,419
Fastenal Co.		9,700	536
Overstock.com, Inc.	(a)	10,300	443
Petsmart, Inc.		43,560	1,252
Sears Holdings Corp.	(a)	12,500	1,665
Urban Outfitters, Inc.	(a)	27,600	1,324
			7,215
Securities Brokerage & Services (0.4%)
Ameritrade Holding Corp.	(a)	52,000	531
Services: Commercial (4.9%)
ChoicePoint, Inc.	(a)	37,990	1,524
Corporate Executive Board Co.		49,800	3,185
Iron Mountain, Inc.	(a)	19,887	573
ITT Educational Services, Inc.	(a)	11,500	558
			5,840
Textile Apparel Mfrs (1.0%)
Coach, Inc.	(a)	21,298	1,206
Textile Products (0.7%)
Mohawk Industries, Inc.	(a)	9,800	826
Transportation Miscellaneous (1.4%)
C.H. Robinson Worldwide, Inc.		31,627	1,630
Utilities: Gas Pipelines (1.1%)
Questar Corp.		21,800	1,292
Utilities: Telecommunications (2.3%)
NII Holdings, Inc.	(a)	34,120	1,962
NTL, Inc.	(a)	12,904	821
			2,783
Total Common Stocks (Cost $101,208)			116,197

		Face
		Amount (000)

Short-Term Investment (2.5%)
Repurchase Agreement (2.5%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $2,937 (Cost $2,937)	(b)	$2,937	2,937
Total Investments + (100.6%) (Cost $104,145)			119,134
Liabilities in Excess of Other Assets (-0.6%)			(721)
Net Assets (100%)			$118,413

(a)	Non-income producing security.

(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $104,145,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,989,000 of which $17,690,000 related to appreciated securities and $2,701,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (91.3%)
Aerospace & Defense (2.4%)
Goodrich Corp.		242,370	$9,280
Airlines (3.3%)
Southwest Airlines Co.		892,270	12,706
Biotechnology (3.0%)
Applera Corp. - Applied Biosystems Group		589,230	11,631
Building Products (1.4%)
York International Corp.		141,510	5,544
Capital Markets (2.4%)
Northern Trust Corp.		214,690	9,326
Chemicals (2.2%)
International Flavors & Fragrances, Inc.		19,480	770
Lyondell Chemical Co.		278,230	7,768
			8,538
Commercial Services & Supplies (2.5%)
Manpower, Inc.		225,250	9,803
Construction & Engineering (2.8%)
Fluor Corp.		196,510	10,893
Containers & Packaging (2.0%)
Sealed Air Corp.	(a)	147,950	7,685
Diversified Financial Services (2.4%)
AG Edwards, Inc.		208,300	9,332
Diversified Telecommunication Services (2.1%)
CenturyTel, Inc.		247,360	8,123
Electric Utilities (4.3%)
Edison International		241,700	8,392
Wisconsin Energy Corp.		235,670	8,366
			16,758
Electrical Equipment (3.4%)
Hubbell, Inc., Class B		258,970	13,233
Electronic Equipment & Instruments (2.0%)
Tech Data Corp.	(a)	214,450	7,948
Energy Equipment & Services (4.8%)
Cooper Cameron Corp.	(a)	177,950	10,181
Transocean, Inc.	(a)	161,910	8,332
			18,513
Food Products (2.6%)
Tyson Foods, Inc., Class A		595,200	9,928
Health Care Equipment & Supplies (2.1%)
Bausch & Lomb, Inc.		109,630	8,036
Health Care Providers & Services (1.8%)
IMS Health, Inc.		283,850	6,923

Household Durables (2.4%)
Newell Rubbermaid, Inc.		433,270	9,506
Insurance (5.6%)
ACE Ltd.		193,820	7,999
Conseco, Inc.	(a)	461,780	9,429
Horace Mann Educators Corp.		237,410	4,212
			21,640
IT Services (3.5%)
BISYS Group, Inc. (The)	(a)	478,380	7,501
Sabre Holdings Corp., Class A		281,870	6,167
			13,668
Machinery (1.9%)
Pall Corp.		275,170	7,463
Media (6.6%)
Scholastic Corp.	(a)	336,890	12,428
Valassis Communications, Inc.	(a)	379,810	13,278
			25,706
Multi-Utilities & Unregulated Power (2.6%)
Constellation Energy Group, Inc.		199,330	10,305
Multiline Retail (2.4%)
Dollar General Corp.		423,090	9,270
Oil & Gas (3.0%)
Amerada Hess Corp.		64,430	6,199
Valero Energy Corp.		76,380	5,596
			11,795
Pharmaceuticals (3.4%)
Mylan Laboratories, Inc.		175,440	3,109
Watson Pharmaceuticals, Inc.	(a)	329,360	10,121
			13,230
Real Estate (1.5%)
Macerich Co. (The) REIT		105,900	5,642
Specialty Retail (5.0%)
Linens ‘N Things, Inc.	(a)	382,940	9,508
Office Depot, Inc.	(a)	455,900	10,112
			19,620
Thrifts & Mortgage Finance (5.9%)
PMI Group, Inc. (The)		269,590	10,247
Sovereign Bancorp, Inc.		566,100	12,545
			22,792
Total Common Stocks (Cost $314,168)			354,837

		Face Amount (000)

Short-Term Investment (7.9%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $30,519 (Cost $30,517)	(b)	$30,517	30,517
Total Investments+ (99.2%) (Cost $344,685)			385,354

Other Assets in Excess of Liabilities (0.8%)	3,283
Net Assets (100%)	$388,637

(a)	Non-income producing security.
(b)

Represents the Portfolio's undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $344,685,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $40,669,000 of which $47,923,000 related to appreciated securities and $7,254,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Value Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (97.8%)
Airlines (0.3%)
Southwest Airlines Co.		14,200	$202
Beverages (1.3%)
Coca-Cola Co. (The)		21,100	879
Capital Markets (1.8%)
Bank of New York Co., Inc. (The)		15,600	453
Lehman Brothers Holdings, Inc.		3,500	330
Merrill Lynch & Co., Inc.		7,600	430
			1,213
Chemicals (4.0%)
Dow Chemical Co. (The)		11,100	553
E.I. du Pont de Nemours & Co.		32,800	1,681
Rohm & Haas Co.		9,800	470
			2,704
Commercial Banks (7.0%)
Bank of America Corp.		41,300	1,821
PNC Financial Services Group, Inc.		18,700	963
Sun Trust Banks, Inc.		1,900	137
Wachovia Corp.		5,713	291
Wells Fargo & Co.		24,900	1,489
			4,701
Communications Equipment (0.8%)
Cisco Systems, Inc.	(a)	11,500	206
Nokia Oyj ADR	(a)	13,500	208
Telefonaktiebolaget LM Ericsson ADR	(a)	4,000	113
			527
Computers & Peripherals (1.7%)
Hewlett-Packard Co.		34,300	753
International Business Machines Corp.		2,200	201
Lexmark International, Inc., Class A	(a)	2,400	192
			1,146
Consumer Finance (0.2%)
Capital One Financial Corp.		1,400	105
Diversified Financial Services (3.3%)
Citigroup, Inc.		38,900	1,748
JPMorgan Chase & Co.		13,000	450
			2,198
Diversified Telecommunication Services (8.1%)
Amdocs Ltd.	(a)	3,200	91
SBC Communications, Inc.		81,300	1,926
Sprint Corp.		57,700	1,312

Verizon Communications, Inc.		58,700	2,084
			5,413
Electric Utilities (1.8%)
American Electric Power Co., Inc.		15,400	524
FirstEnergy Corp.		16,800	705
			1,229
Electronic Equipment & Instruments (0.4%)
Flextronics International Ltd.	(a)	12,400	149
Jabil Circuit, Inc.	(a)	4,100	117
			266
Energy Equipment & Services (3.8%)
GlobalSantaFe Corp.		10,600	393
Halliburton Co.		42,300	1,829
Schlumberger Ltd.		3,500	247
Transocean, Inc.	(a)	2,100	108
			2,577
Food & Staples Retailing (2.2%)
CVS Corp.		13,700	721
Wal-Mart Stores, Inc.		14,400	721
			1,442
Food Products (3.3%)
Kraft Foods, Inc.		27,100	896
Unilever N.V. (NY Shares)		19,300	1,320
			2,216
Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.		10,500	602
Household Products (2.8%)
Kimberly-Clark Corp.		28,700	1,886
Insurance (5.5%)
AMBAC Financial Group, Inc.		3,800	284
American International Group, Inc.		4,100	227
Assurant, Inc.		5,700	192
Chubb Corp.		14,800	1,173
Genworth Financial, Inc.		11,300	311
Hartford Financial Services Group, Inc.		2,600	178
Metlife, Inc.		8,200	321
St. Paul Travelers Cos., Inc. (The)		8,320	306
Torchmark Corp.		13,200	689
			3,681
IT Services (1.7%)
Affiliated Computer Services, Inc., Class A	(a)	9,300	495
First Data Corp.		7,700	303
Sungard Data Systems, Inc.	(a)	10,800	372
			1,170
Leisure Equipment & Products (1.3%)
Eastman Kodak Co.		13,500	440
Mattel, Inc.		21,600	461
			901
Media (7.2%)
Clear Channel Communications, Inc.		42,100	1,451
Liberty Media Corp., Class A	(a)	90,200	936

Time Warner, Inc.	(a)	45,800	804
Viacom, Inc., Class B		9,100	317
Walt Disney Co.		47,000	1,350
			4,858
Metals & Mining (2.0%)
Alcoa, Inc.		44,400	1,349
Multi-Utilities & Unregulated Power (2.3%)
Constellation Energy Group, Inc.		10,500	543
Dominion Resources, Inc.		8,100	603
Public Service Enterprise Group, Inc.		6,900	375
			1,521
Multiline Retail (1.0%)
Federated Department Stores		5,100	325
May Department Stores Co. (The)		8,900	329
			654
Oil & Gas (2.9%)
ConocoPhillips		3,600	388
Petrobras S.A. ADR		8,600	380
Petrobras S.A. ADR (Preference)		5,000	193
Total S.A. ADR		8,200	961
			1,922
Paper & Forest Products (6.9%)
Georgia-Pacific Corp.		50,400	1,789
International Paper Co.		77,200	2,840
Neenah Paper, Inc.		784	26
			4,655
Pharmaceuticals (15.1%)
Bristol-Myers Squibb Co.		112,800	2,872
GlaxoSmithKline plc ADR		68,700	3,155
Pfizer, Inc.		38,500	1,011
Roche Holding AG ADR		20,400	1,097
Sanofi-Aventis ADR		9,000	381
Schering-Plough Corp.		47,000	853
Wyeth		18,800	793
			10,162
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.		1,500	35
Novellus Systems, Inc.	(a)	1,800	48
			83
Software (0.5%)
Check Point Software Technologies Ltd.	(a)	4,600	100
Microsoft Corp.		8,800	213
			313
Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.		17,500	586
Thrifts & Mortgage Finance (4.5%)
Fannie Mae		5,600	305
Freddie Mac		43,000	2,718
			3,023
Tobacco (2.2%)
Altria Group, Inc.		22,200	1,452
Total Common Stocks (Cost $58,416)			65,636

		Face Amount (000)

Short-Term Investment (2.2%)
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $1,458 (Cost $1,458)	(b)	$1,458	1,458
Total Investments+ (100.0%) (Cost $59,874)			67,094
Other Assets in Excess of Liabilities (0.0%)			14
Net Assets (100%)			$67,108

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $59,874,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,220,000 of which $8,361,000 related to appreciated securities and $1,141,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Face Amount (000)	Value (000)

Fixed Income Securities (25.4%)
Agency Fixed Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 2/1/26		$22	$23
7.50%, 2/1/31 - 4/1/32		109	117
8.00%, 6/1/31		25	27
Federal National Mortgage Association, Conventional Pools:
6.50%, 8/1/32		267	278
7.50%, 10/1/30 - 1/1/31		106	113
8.00%, 2/1/30 - 5/1/31		98	106
8.50%, 12/1/30 - 5/1/32		83	90
9.50%, 4/1/30		60	66
Government National Mortgage Association, Various Pools:
10.00%, 12/15/18		21	24
10.50%, 1/15/18		19	21
			865
Asset Backed Corporate (0.5%)
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		100	99
CNH Equipment Trust
4.02%, 4/15/09		150	150
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12		200	197
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		25	25
USAA Auto Owner Trust
3.16%, 2/17/09		250	247
3.58%, 2/15/11		250	246
3.90%, 7/15/09		200	199
Volkswagen Auto Lease Trust
3.82%, 5/20/08		175	174
			1,337
Finance (1.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(a)	175	188
American Express Co. (Convertible)
1.85%, 12/1/33	(a)(b)	615	632
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10		145	145
AXA Financial, Inc.
6.50%, 4/1/08		40	42
Bank One Corp.
6.00%, 2/17/09		25	26
CIT Group, Inc.
3.65%, 11/23/07		20	20
7.375%, 4/2/07		35	37
Citigroup, Inc.
5.625%, 8/27/12		230	239
6.00%, 2/21/12		145	155
Countrywide Home Loans, Inc.
3.25%, 5/21/08		80	77
4.00%, 3/22/11		10	10

EOP Operating LP
4.75%, 3/15/14		25	24
7.50%, 4/19/29		30	34
Farmers Exchange Capital
7.05%, 7/15/28	(a)	200	210
General Electric Capital Corp.
4.25%, 12/1/10		30	29
4.75%, 9/15/14		75	73
6.75%, 3/15/32		90	104
Goldman Sachs Group, Inc.
5.25%, 10/15/13		120	119
6.875%, 1/15/11		90	98
Household Finance Corp.
4.125%, 11/16/09		35	34
6.40%, 6/17/08		15	16
HSBC Finance Corp.
4.125%, 12/15/08		75	74
5.875%, 2/1/09		100	104
8.00%, 7/15/10		85	97
JPMorgan Chase & Co.
6.00%, 2/15/09		105	110
M&I Marshall & IIsley Bank
3.80%, 2/8/08		165	162
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14		130	125
MBNA America Bank NA
7.125%, 11/15/12		30	34
MBNA Corp.
6.125%, 3/1/13		110	116
Nationwide Building Society
4.25%, 2/1/10	(a)	80	78
SLM Corp.
4.00%, 1/15/10		105	102
5.00%, 10/1/13		60	59
Sovereign Bank
4.00%, 2/1/08		100	99
Washington Mutual, Inc.
8.25%, 4/1/10		110	125
World Financial Properties
6.91%, 9/1/13	(a)	176	189
			3,786
Industrials (8.5%)
Advanced Micro Devices, Inc. (Convertible)
4.75%, 2/1/22	(c)	1,000	994
Aetna, Inc.
7.875%, 3/1/11		165	190
Altria Group, Inc.
7.00%, 11/4/13		70	75
7.75%, 1/15/27		40	46
Amerada Hess Corp.
7.875%, 10/1/29		60	72
America West Airlines, Inc.
7.10%, 4/2/21		87	92
Amgen, Inc. (Convertible)
0.00%, 3/1/32		2,000	1,465
AMR Corp. (Convertible)
4.25%, 9/23/23	(a)	497	410
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		55	54
Calpine Corp. (Convertible)
4.75%, 11/15/23		2,500	1,706

Caterpillar Financial Services Corp.
3.625%, 11/15/07		135	133
Chiron Corp. (Convertible)
1.625%, 8/1/33		741	690
2.75%, 6/30/34	(a)	574	552
Clear Channel Communications, Inc.
7.65%, 9/15/10		85	93
Comcast Cable Communications, Inc.
6.75%, 1/30/11		120	130
Comcast Corp.
5.30%, 1/15/14		50	50
Consumers Energy Co.
4.80%, 2/17/09		55	55
Cooper Industries, Inc.
5.25%, 7/1/07		50	51
COX Communications, Inc.
4.625%, 1/15/10	(a)	75	73
CSX Corp.
2.75%, 2/15/06		50	49
9.00%, 8/15/06		25	27
CVS Corp.
5.789%, 1/10/26	(a)	15	15
DaimlerChrysler NA Holding Corp.
7.30%, 1/15/12		40	44
8.50%, 1/18/31		45	54
Deutsche Telekom International Finance BV
8.75%, 6/15/30		90	118
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33		1,000	1,031
Enzon Pharmaceuticals, Inc. (Convertible)
4.50%, 7/1/08		512	463
FedEx Corp.
2.65%, 4/1/07		25	24
7.25%, 2/15/11		10	11
Ford Motor Credit Co.
7.25%, 10/25/11		125	123
France Telecom S.A.
8.75%, 3/1/31		15	20
General Mills, Inc. (Convertible)
0.00%, 10/28/22		2,400	1,713
General Motors Acceptance Corp.
6.875%, 9/15/11		265	240
General Motors Corp.
8.375%, 7/15/33		215	184
Halliburton Co. (Convertible)
3.125%, 7/15/23		1,080	1,399
Historic TW, Inc.
6.625%, 5/15/29		70	74
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(a)	90	95
Hyatt Equities LLC
6.875%, 6/15/07	(a)	65	67
ICI Wilmington, Inc.
4.375%, 12/1/08		40	40
International Paper Co. (Convertible)
0.00%, 6/20/21		1,400	775
Kerr-McGee Corp.
6.625%, 10/15/07		40	41
Kraft Foods, Inc.
5.625%, 11/1/11		85	88

Marriott International, Inc.
7.00%, 1/15/08		55	58
8.125%, 4/1/05		40	40
Medimmune, Inc. (Convertible)
1.00%, 7/15/23		1,400	1,344
Medtronic, Inc. (Convertible)
1.25%, 9/15/21		346	347
Micron Technology, Inc. (Convertible)
2.5%, 2/1/10		527	547
Mohawk Industries, Inc.
7.20%, 4/15/12		25	28
New Cingular Wireless Services, Inc.
7.875%, 3/1/11		15	17
8.75%, 3/1/31		25	33
News America, Inc.
7.125%, 4/8/28		30	33
7.28%, 6/30/28		25	28
7.30%, 4/30/28		95	106
Norfolk Southern Corp.
7.35%, 5/15/07		15	16
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		1,278	1,189
Northrop Grumman Corp.
4.079%, 11/16/06		30	30
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		20	19
Sealed Air Corp.
5.625%, 7/15/13	(a)	85	86
Southwest Airlines Co.
5.496%, 11/1/06		40	41
Sprint Capital Corp.
8.75%, 3/15/32		25	33
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(a)	65	71
Telecom Italia Capital S.A.
4.00%, 11/15/08		15	15
4.00%, 1/15/10	(a)	110	105
Teradyne, Inc. (Convertible)
3.75%, 10/15/06		136	135
Teva Pharmaceutical Finance LLC (Convertible)
0.50%, 2/1/24		500	500
Textron Financial Corp.
4.125%, 3/3/08		65	65
Time Warner, Inc.
7.625%, 4/15/31		65	77
7.70%, 5/1/32		25	30
Union Pacific Corp.
6.65%, 1/15/11		25	27
6.79%, 11/9/07		20	21
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(a)	312	301
Verizon New England, Inc.
6.50%, 9/15/11		20	21
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23		1,650	1,576
Weatherford International Ltd.
0.00%, 6/30/20		611	397
WellPoint, Inc.
3.75%, 12/14/07	(a)	45	44
4.25%, 12/15/09	(a)	40	39
Weyerhaeuser Co.
6.00%, 8/1/06		40	41

WPP Finance UK Corp.
5.875%, 6/15/14	(a)	55	57
			21,143
Media (0.2%)
Tribune Co. (Convertible)
2.00%, 5/15/29		6	573
U.S. Government Agency Securities (1.8%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07		1,275	1,240
5.125%, 11/7/13		70	70
Federal National Mortgage Association
4.25%, 5/15/09		1,970	1,958
6.625%, 10/15/07		1,150	1,220
			4,488
U.S. Treasury Securities (11.1%)
U.S. Treasury Bonds
5.50%, 8/15/28		5	6
6.125%, 8/15/29		975	1,149
6.375%, 8/15/27		475	571
7.625%, 2/15/25		1,885	2,540
8.125%, 8/15/19		132	178
U.S. Treasury Notes
1.875%, 1/31/06		4,500	4,447
3.50%, 11/15/06		7,105	7,085
3.875%, 2/15/13		2,140	2,066
4.25%, 8/15/13		3,100	3,058
4.375%, 8/15/12		150	150
4.75%, 11/15/08		2,125	2,177
5.625%, 2/15/06		700	714
6.50%, 2/15/10		2,215	2,440
U.S. Treasury Strips, IO
5.04%, 2/15/25		450	167
U.S. Treasury Strips, PO
2/15/25-2/15/27		2,000	726
			27,474
Utilities (1.4%)
Arizona Public Service Co.
5.80%, 6/30/14		80	84
6.75%, 11/15/06		45	47
Carolina Power & Light Co.
5.125%, 9/15/13		75	75
CenterPoint Energy, Inc. (Convertible)
2.00%, 9/15/29	(c)	33	1,169
Cincinnati Gas & Electric
5.70%, 9/15/12		70	73
Consolidated Natural Gas Co.
5.00%, 12/1/14		115	113
6.25%, 11/1/11		45	48
Detroit Edison Co.
4.80%, 2/15/15	(a)	90	87
6.125%, 10/1/10		10	11
Entergy Gulf States, Inc.
3.60%, 6/1/08		15	15
Exelon Corp.
6.75%, 5/1/11		30	33
FPL Group Capital, Inc.
3.25%, 4/11/06		116	115
Ohio Edison Co.
5.45%, 5/1/15		40	40
Pacific Gas & Electric Co.
6.05%, 3/1/34		100	103

PG&E Corp. (Convertible)
9.50%, 6/30/10		140	378
Public Service Electricity & Gas Co.
5.00%, 1/1/13		20	20
5.375%, 9/1/13		10	10
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(a)	45	52
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10	(a)	529	740
Sempra Energy
4.621%, 5/17/07		20	20
South Carolina Electric & Gas
5.30%, 5/15/33		25	24
Southern California Edison Co.
5.00%, 1/15/14		15	15
Texas Eastern Transmission LP
7.00%, 7/15/32		40	46
Wisconsin Electric Power
3.50%, 12/1/07		45	44
			3,362
Total Fixed Income Securities (Cost $63,405)			63,028

	Shares
Common Stocks (63.2%)
Automobiles & Components (1.4%)
Honda Motor Co., Ltd. ADR	140,740	3,524
Banks (2.8%)
Bank of America Corp.	54,150	2,388
Freddie Mac	47,320	2,991
PNC Financial Services Group, Inc.	18,240	939
State Street Corp.	16,470	720
		7,038
Capital Goods (4.0%)
General Electric Co.	105,530	3,805
Ingersoll-Rand Co., Ltd., Class A	17,690	1,409
Northrop Grumman Corp.	33,800	1,825
Parker Hannifin Corp.	18,910	1,152
Raytheon Co.	44,260	1,713
		9,904
Commercial Services & Supplies (0.4%)
Equifax, Inc.	27,920	857
Diversified Financials (7.2%)
Charles Schwab Corp. (The)	134,480	1,413
Citigroup, Inc.	84,440	3,795
Goldman Sachs Group, Inc.	5,710	628
JPMorgan Chase & Co.	130,423	4,513
Lehman Brothers Holdings, Inc.	41,820	3,938
Merrill Lynch & Co., Inc.	60,850	3,444
		17,731
Energy (7.2%)
BP plc ADR	58,680	3,662
ConocoPhillips	24,680	2,661
Exxon Mobil Corp.	50,950	3,036
Royal Dutch Petroleum Co. (NY Shares)	52,410	3,147
Schlumberger Ltd.	43,910	3,095
Valero Energy Corp.	30,160	2,210
		17,811
Food, Beverage & Tobacco (4.0%)
Altria Group, Inc.	30,100	1,968
Cadbury Schweppes plc ADR	46,830	1,906
Coca-Cola Co. (The)	57,290	2,387

Kraft Foods, Inc.		38,220	1,263
Unilever N.V. (NY Shares)		36,240	2,480
			10,004
Health Care Equipment & Services (1.5%)
Bausch & Lomb, Inc.		14,430	1,058
Cigna Corp.		29,060	2,595
			3,653
Hotels, Restaurants & Leisure (0.7%)
Marriott International, Inc.		12,950	866
McDonald’s Corp.		27,120	844
			1,710
Household & Personal Products (0.8%)
Kimberly-Clark Corp.		31,230	2,053
Insurance (4.1%)
Aegon N.V. (NY Shares)		44,010	592
Chubb Corp.		38,720	3,069
Hartford Financial Services Group, Inc.		32,960	2,260
Prudential Financial, Inc.		32,080	1,842
St. Paul Travelers Cos., Inc. (The)		62,847	2,308
			10,071
Materials (3.5%)
Bayer AG ADR		114,820	3,799
Dow Chemical Co. (The)		46,360	2,311
Lanxess	(d)	11,482	237
Newmont Mining Corp.		55,770	2,356
			8,703
Media (4.5%)
Clear Channel Communications, Inc.		90,450	3,118
Time Warner, Inc.	(d)	230,640	4,048
Viacom, Inc., Class B		27,790	968
Walt Disney Co.		103,050	2,960
			11,094
Pharmaceuticals & Biotechnology (8.4%)
Applera Corp. - Applied Biosystems Group		17,130	338
Bristol-Myers Squibb Co.		185,410	4,721
Chiron Corp.	(d)	37,600	1,318
Eli Lilly & Co.		40,780	2,125
GlaxoSmithKline plc ADR		30,790	1,414
Roche Holding AG ADR		61,830	3,325
Sanofi-Aventis		46,680	1,976
Schering-Plough Corp.		181,680	3,298
Wyeth		56,410	2,379
			20,894
Retailing (2.8%)
Kohl’s Corp.	(d)	46,090	2,380
Target Corp.		25,600	1,281
Wal-Mart Stores, Inc.		67,520	3,383
			7,044
Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.		59,030	1,371
Micron Technology, Inc.	(d)	97,900	1,013
			2,384
Software & Services (0.8%)
Accenture Ltd., Class A	(d)	12,340	298
Symantec Corp.	(d)	74,050	1,579
			1,877
Technology Hardware & Equipment (1.6%)
Hewlett-Packard Co.		64,700	1,419
International Business Machines Corp.		13,440	1,228
Motorola, Inc.		94,580	1,416
			4,063

Telecommunication Services (2.6%)
France Telecom S.A. ADR		52,020	1,554
Nextel Communications, Inc., Class A	(d)	36,400	1,034
Sprint Corp.		46,330	1,054
Verizon Communications, Inc.		80,610	2,862
			6,504
Transportation (0.9%)
Norfolk Southern Corp.		62,850	2,329
Utilities (3.0%)
American Electric Power Co., Inc.		40,450	1,378
Consolidated Edison, Inc.		21,500	907
Entergy Corp.		27,220	1,923
Exelon Corp.		30,690	1,408
FirstEnergy Corp.		30,030	1,260
Williams Cos., Inc.		29,200	549
			7,425
Total Common Stocks (Cost $146,393)			156,673
Preferred Stocks (3.8%)
Banks (0.9%)
Federal National Mortgage Association, 5.375% (Convertible)		20	1,874
Sovereign Capital Trust, 4.375% (Convertible)		10,100	479
			2,353
Consumer Durables & Apparel (0.2%)
Newell Financial Trust I, 5.25% (Convetible)		10,600	494
Energy (0.4%)
Amerada Hess Corp., 7.00% (Convertible)		12,000	1,007
Health Care Equipment & Services (1.1%)
Baxter International, Inc.		22,000	1,185
Mckesson Financing Trust, 5.00% (Convertible)		28,000	1,456
Omnicare, Inc., 4.00% (Convertible)		4,400	227
			2,868
Insurance (0.6%)
Chubb Corp., 7.00% (Convertible)		14,030	416
Conseco, Inc., 5.50% (Convertible)		13,500	361
Travelers Property Casualty Corp., 4.50% (Convertible)	(d)	13,500	299
UnumProvident Corp., 8.25% (Convertible)		10,500	358
			1,434
Materials (0.0%)
Huntsman Corp., 5.00% (Convertible)		1,200	61
Media (0.0%)
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible)		300	14
Pharmaceuticals & Biotechnology (0.2%)
Schering Plough Corp., 6.00% (Convertible)		8,000	402
Utilities (0.4%)
El Paso Energy Capital Trust I, 4.75% (Convertible)		25,000	905
Total Preferred Stocks (Cost $9,208)			9,538

		Face Amount (000)

Short-Term Investment (9.1%)
Repurchase Agreement (9.1%)
J.P. Morgan Securities, Inc., dated 3/31/05, due 4/1/05, repurchase price $22,486 (Cost $22,484)	(e)	$22,484	22,484
Total Investments+ (101.5%) (Cost $241,490)			251,723
Liabilities in Excess of Other Assets (-1.5%)			(3,708)
Net Assets (100%)			$248,015

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(d)	Non—income producing security.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $241,490,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $10,233,000 of which $13,468,000 related to appreciated securities and $3,235,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (94.9%)
Canada (2.5%)
Torstar Corp., Class B		112,392	$2,291
Finland (4.9%)
Kone Oyj, Class B	(a)	59,128	4,596
France (5.6%)
Groupe Danone		30,388	3,023
Sanofi-Aventis		25,389	2,140
			5,163
Netherlands (9.2%)
Reed Elsevier N.V.		172,486	2,600
Royal Numico N.V.	(a)	81,325	3,326
Wolters Kluwer N.V. CVA		143,016	2,612
			8,538
Spain (3.4%)
Altadis S.A.		60,089	2,457
Zardoya-Otis S.A.		25,556	684
			3,141
Sweden (4.8%)
Swedish Match AB		361,484	4,421
Switzerland (7.7%)
Nestle S.A. (Registered)		15,513	4,243
Novartis AG (Registered)		61,908	2,887
			7,130
United Kingdom (38.9%)
Allied Domecq plc		417,238	4,207
British American Tobacco plc		391,979	6,911
Cadbury Schweppes plc		600,665	6,022
Capital Radio plc		35,812	273
Diageo plc		263,016	3,708
GlaxoSmithKline plc		162,582	3,727
Imperial Tobacco Group plc		114,077	2,994
Reckitt Benckiser plc		146,748	4,664
SMG plc		276,167	564
Unilever plc		141,670	1,400
WPP Group plc		146,303	1,666
			36,136
United States (17.9%)
Altria Group, Inc.		64,150	4,195
Bristol-Myers Squibb Co.		94,356	2,402
Brown-Forman Corp., Class B		35,823	1,961
Kimberly-Clark Corp.		31,065	2,042
Merck & Co., Inc.		100,042	3,239
New York Times Co. (The), Class A		75,426	2,759
			16,598
Total Common Stocks (Cost $78,557)			88,014

		Face Amount (000)

Short-Term Investment (9.4%)
Repurchase Agreement (9.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $8,723 (Cost $8,722)	(b)	$8,722	8,722
Total Investments+ (104.3%) (Cost $87,279)			96,736
Liabilities in Excess of Other Assets (-4.3%)			(3,972)
Net Assets (100%)			$92,764

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $87,279,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,457,000 of which $10,491,000 related to appreciated securities and $1,034,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

EUR	195	$252	4/1/2005	USD	252	$252	$—	@
EUR	1	1	4/4/2005	USD	1	1	—	@
GBP	6,760	12,763	4/21/2005	USD	12,616	12,616	(147)
USD	347	347	4/1/2005	GBP	185	349	2
USD	248	248	4/4/2005	GBP	132	249	1
		$13,358				$13,214	$(144)

EUR                        Euro

GBP                         British Pound

USD                       U.S. Dollar

@                                    Value is less than $500.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (94.5%)
Banks: Outside New York City (0.5%)
UCBH Holdings, Inc.		4,540	$181
Biotechnology Research & Production (0.6%)
Idexx Laboratories, Inc.	(a)	3,975	215
Building: Cement (1.6%)
Eagle Materials, Inc.		2,375	187
Florida Rock Industries, Inc.		6,975	410
			597
Casinos & Gambling (6.5%)
Kerzner International Ltd.	(a)	12,725	779
Lakes Entertainment, Inc.	(a)	14,350	258
Penn National Gaming, Inc.	(a)	29,200	858
Shuffle Master, Inc.	(a)	18,393	533
			2,428
Chemicals (0.1%)
Nuco2, Inc.	(a)	1,800	47
Communications Technology (2.9%)
Plantronics, Inc.		4,700	179
Spectrasite, Inc.	(a)	15,225	883
			1,062
Computer Services Software & Systems (6.4%)
Akamai Technologies, Inc.	(a)	25,750	328
Filenet Corp.	(a)	7,200	164
Hyperion Solutions Corp.	(a)	4,087	180
Neoforma, Inc.	(a)	16,150	128
Netease.com ADR	(a)	3,875	187
Salesforce.com, Inc.	(a)	23,225	348
Sina Corp.	(a)	5,050	157
SkillSoft plc ADR	(a)	37,050	136
Transact Technologies, Inc.	(a)	9,450	95
Valueclick, Inc.	(a)	10,480	111
Verint Systems, Inc.	(a)	4,900	171
Websense, Inc.	(a)	6,800	366
			2,371
Computer Technology (1.8%)
RSA Security, Inc.	(a)	20,050	318
Shanda Interactive Entertainment Ltd. ADR	(a)	11,425	345
			663
Construction (0.6%)
Chicago Bridge & Iron Co. N.V. (NY Shares)		5,375	237
Consumer Electronics (1.5%)
Activision, Inc.	(a)	1
CNET Networks, Inc.	(a)	27,975	264
THQ, Inc.	(a)	10,025	282
			546
Consumer Products (0.3%)
PlanetOut, Inc.	(a)	11,425	96
Consumer Staples Miscellaneous (0.1%)
Peet’s Coffee & Tea, Inc.	(a)	200	5
Yankee Candle Co., Inc.	(a)	800	25
			30
Diversified (0.5%)
Beacon Roofing Supply, Inc.	(a)	8,550	187

Diversified Financial Services (1.2%)
Calamos Asset Management, Inc., Class A		16,450	443
Drugs & Pharmaceuticals (1.8%)
Flamel Technologies ADR	(a)	9,879	128
Gen-Probe, Inc.	(a)	7,850	350
Noven Pharmaceuticals, Inc.	(a)	11,575	196
			674
Education Services (3.4%)
Bright Horizons Family Solutions, Inc.	(a)	8,600	290
Laureate Education, Inc.	(a)	2,200	94
Strayer Education, Inc.		7,762	880
			1,264
Electrical & Electronics (0.9%)
Flir Systems, Inc.	(a)	11,075	336
Electronics (1.0%)
Avid Technology, Inc.	(a)	6,775	367
Electronics: Semi-Conductors/Components (1.7%)
Microsemi Corp.	(a)	8,350	136
Tessera Technologies, Inc.	(a)	11,075	479
			615
Energy Miscellaneous (7.0%)
Bill Barrett Corp.	(a)	5,775	167
Denbury Resources, Inc.	(a)	7,815	275
Gasco Energy, Inc.	(a)	48,425	147
Petrohawk Energy Corp.	(a)	18,350	192
Quicksilver Resources, Inc.	(a)	20,850	1,016
Range Resources Corp.		6,650	155
Southwestern Energy Co.	(a)	11,000	625
			2,577
Engineering & Contracting Services (0.6%)
Washington Group International, Inc.	(a)	4,675	210
Entertainment (0.8%)
Lions Gate Entertainment Corp.	(a)	26,400	292
Financial Miscellaneous (0.7%)
Interactive Data Corp.	(a)	12,750	265
Health Care Management Services (0.5%)
Eclipsys Corp.	(a)	13,100	203
Health Care Services (4.8%)
Animas Corp.	(a)	10,325	209
Dade Behring Holdings, Inc.	(a)	18,075	1,065
Stericycle, Inc.	(a)	11,675	516
			1,790
Homebuilding (1.1%)
Brookfield Homes Corp.		5,835	246
Meritage Homes Corp.	(a)	2,650	156
			402
Hotel/Motel (3.8%)
BJ’s Restaurants, Inc.	(a	12,720	247
Gaylord Entertainment Co.	(a)	13,200	533
Great Wolf Resorts, Inc.	(a)	25,070	625
			1,405
Identification Control & Filter Devices (0.6%)
CUNO, Inc.	(a)	4,350	224
Insurance: Property & Casualty (0.8%)
Markel Corp.	(a)	818	282
Investment Management Companies (1.4%)
Greenhill & Co., Inc.		14,540	521
Leisure Time (4.2%)
SCP Pool Corp.		24,625	785
WMS Industries, Inc.	(a)	27,075	762
			1,547
Machinery: Industrial/Specialty (0.3%)
Middleby Corp.		2,500	124
Manufactured Housing (0.4%)
Winnebago Industries		4,825	152

Manufacturing (0.8%)
Actuant Corp., Class A	(a)	6,300	283
Medical & Dental Instruments & Supplies (4.6%)
American Medical Systems Holdings, Inc.	(a)	18,550	319
Inamed Corp.	(a)	11,665	815
Sybron Dental Specialties, Inc.	(a)	10,525	378
Techne Corp.	(a)	4,975	200
			1,712
Miscellaneous Health Care (2.3%)
VCA Antech, Inc.	(a)	42,950	869
Office Furniture & Business Equipment (0.8%)
Micros Systems, Inc.	(a)	8,300	305
Oil: Integrated Domestic (0.5%)
Delta Petroleum Corp.	(a)	13,060	190
Paper (0.5%)
Neenah Paper, Inc.	(a)	5,650	190
Production Technology Equipment (0.5%)
Dionex Corp.	(a)	3,275	178
Publishing: Miscellaneous (0.6%)
ProQuest Co.	(a)	6,300	228
Radio & TV Broadcasters (0.5%)
Radio One, Inc., Class D	(a)	13,575	200
Restaurants (2.6%)
P.F. Chang’s China Bistro, Inc.	(a)	10,055	601
Sonic Corp.	(a)	10,595	354
			955
Retail (10.0%)
AFC Enterprises	(a)	20,010	510
Blue Nile, Inc.	(a)	6,850	189
Build-A-Bear Workshop, Inc.	(a)	9,225	283
CEC Entertainment, Inc.	(a)	5,650	207
Guitar Center, Inc.	(a)	13,600	746
IHOP Corp.		6,475	309
NetFlix, Inc.	(a)	6,800	74
Overstock.com, Inc.	(a)	4,375	188
Steak N Shake Co. (The)	(a)	9,860	191
Tractor Supply Co.	(a)	11,000	480
Tuesday Morning Corp.	(a)	17,925	517
			3,694
Services: Commercial (6.7%)
51job, Inc. ADR	(a)	5,425	92
Advisory Board Co. (The)	(a)	19,800	865
Arbitron, Inc.		4,475	192
Coinstar, Inc.	(a)	8,900	189
Corporate Executive Board Co.		8,370	535
Macquarie Infrastructure Co. Trust	(a)	7,275	204
Universal Technical Institute, Inc.	(a)	10,850	399
			2,476
Textile Apparel Manufacturers (1.1%)
Carter’s, Inc.	(a)	10,500	417
Tobacco (0.0%)
Alico, Inc.	(a)	300	16
Transportation Miscellaneous (0.4%)
Arlington Tankers Ltd.		6,050	142
Truckers (1.9%)
Landstar System, Inc.	(a)	15,375	503
Universal Truckload Services, Inc.	(a)	9,525	201
			704
Utilities: Telecommunications (0.3%)
IDT Corp., Class B	(a)	8,625	128
Total Common Stocks (Cost $30,516)			$35,040

		Face Amount (000)

Short-Term Investment (4.4%)
Repurchase Agreement (4.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $1,631 (Cost $1,631)	(b)	$1,631	1,631
Total Investments+ (98.9%) (Cost $32,147)			36,671
Other Assets in Excess of Liabilities (1.1%)			416
Net Assets (100%)			$37,087

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows:  Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $32,147,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,524,000 of which $5,453,000 related to appreciated securities and $929,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Equity Growth Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)

Common Stocks (97.4%)
Advertising Agencies (1.5%)
Getty Images, Inc.	(a)	16,856	$1,198
Lamar Advertising Co.	(a)	23,400	943
			2,141
Beverages: Soft Drinks (1.0%)
PepsiCo., Inc.		28,208	1,496
Biotechnology Research & Production (2.0%)
Genentech, Inc.	(a)	53,000	3,000
Casinos & Gambling (5.0%)
International Game Technology		98,025	2,614
Las Vegas Sands Corp.	(a)	16,761	754
Station Casinos, Inc.		26,800	1,810
Wynn Resorts Ltd.	(a)	33,570	2,274
			7,452
Communications & Media (0.9%)
News Corp., Class B		78,430	1,381
Communications Technology (5.2%)
America Movil S.A. de C.V., Class L ADR		53,700	2,771
Crown Castle International Corp.	(a)	65,947	1,059
Qualcomm, Inc.		107,476	3,939
			7,769
Computer Services Software & Systems (5.0%)
Adobe Systems, Inc.		23,000	1,545
Google, Inc., Class A	(a)	13,300	2,401
Infosys Technologies Ltd. ADR		16,400	1,209
Microsoft Corp.		61,566	1,488
Red Hat, Inc.	(a)	68,200	744
			7,387
Computer Technology (5.2%)
Apple Computer, Inc.	(a)	29,300	1,221
Dell, Inc.	(a)	149,560	5,746
Seagate Technology, Inc.	(a)(b)	27,600	—	@
Shanda Interactive Entertainment Ltd. ADR	(a)	25,400	767
			7,734
Consumer Electronics (5.3%)
Electronic Arts, Inc.	(a)	65,200	3,376
Yahoo!, Inc.	(a)	133,650	4,531
			7,907
Consumer Products (1.1%)
Gillette Co.		33,500	1,691
Diversified Financial Services (2.4%)
Brascan Corp., Class A		65,200	2,461
Chicago Mercantile Exchange Holdings, Inc.		5,390	1,046
			3,507
Drugs & Pharmaceuticals (4.5%)
Johnson & Johnson		76,675	5,150
Novartis AG ADR		31,000	1,450
			6,600
Education Services (3.0%)
Apollo Group, Inc., Class A	(a)	60,300	4,466
Electronics: Medical Systems (1.5%)
Medtronic, Inc.		43,373	2,210
Electronics: Semi-Conductors/ Components (1.4%)
Marvell Technology Group Ltd.	(a)	55,070	2,111
Energy Miscellaneous (2.9%)
Suncor Energy, Inc.		33,800	1,359
Ultra Petroleum Corp.	(a)	57,155	2,904
			4,263
Financial Data Processing Services & Systems (1.6%)
First Data Corp.		19,000	747
Paychex, Inc.		49,270	1,617
			2,364
Financial Miscellaneous (4.0%)
Berkshire Hathaway, Inc., Class B	(a)	1,010	2,885
Marsh & McLennan Cos., Inc.		49,100	1,494
Moody’s Corp.		19,200	1,552
			5,931

Foods (1.4%)
WM Wrigley Jr Co.		32,100	2,105
Health Care Management Services (1.2%)
Patterson Cos., Inc.	(a)	35,500	1,773
Health Care Services (3.6%)
UnitedHealth Group, Inc.		56,425	5,382
Homebuilding (0.7%)
Pulte Homes, Inc.		14,700	1,082
Investment Management Companies (2.5%)
Citigroup, Inc.		33,172	1,491
Legg Mason, Inc.		28,600	2,235
			3,726
Leisure Time (3.3%)
Carnival Corp.		94,450	4,893
Medical & Dental Instruments & Supplies (1.7%)
Kinetic Concepts, Inc.	(a)	6,820	407
St. Jude Medical, Inc.	(a)	29,500	1,062
Zimmer Holdings, Inc.	(a)	13,700	1,066
			2,535
Metals & Minerals Miscellaneous (1.2%)
Cameco Corp.		39,700	1,756
Miscellaneous (3.0%)
Monsanto Co.		69,710	4,496
Miscellaneous Health Care (2.3%)
Alcon, Inc.		38,000	3,393
Radio & TV Broadcasters (0.8%)
Univision Communications, Inc., Class A	(a)	41,260	1,143
Restaurants (1.1%)
Starbucks Corp.	(a)	30,400	1,570
Retail (9.9%)
Amazon.Com, Inc.	(a)	42,600	1,460
Chico’s FAS, Inc.	(a)	44,548	1,259
Costco Wholesale Corp.		26,100	1,153
Home Depot, Inc.		51,800	1,981
Petsmart, Inc.		48,355	1,390
Sears Holdings Corp.	(a)	17,600	2,344
Wal-Mart Stores, Inc.		101,645	5,093
			14,680
Services: Commercial (5.5%)
ChoicePoint, Inc.	(a)	28,700	1,151
Corporate Executive Board Co.		23,400	1,497
eBay, Inc.	(a)	146,600	5,462
			8,110
Soaps & Household Chemicals (0.7%)
Procter & Gamble Co.		20,286	1,075
Textile Apparel Mfrs (0.8%)
Coach, Inc.	(a)	21,035	1,191
Tobacco (1.0%)
Altria Group, Inc.		22,800	1,491
Transportation Miscellaneous (1.0%)
C.H. Robinson Worldwide, Inc.		28,115	1,449
Utilities: Gas Pipelines (1.2%)
Questar Corp.		30,300	1,795
Utilities: Telecommunications (1.0%)
Nextel Communications, Inc., Class A	(a)	54,000	1,535
Total Common Stocks (Cost $137,743)			144,590

		Face Amount (000)

Short-Term Investment (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $4,051 (Cost $4,051)	(c)	$4,051	4,051
Total Investments + (100.1%) (Cost $141,794)			148,641
Liabilities in Excess of Other Assets (-0.1%)			(236)
Net Assets (100%)			$148,405

(a)	Non-income producing security.

(b)	Security was valued at fair valued — At March 31, 2005, the Portfolio held a fair valued security, at less than $500, representing less than 0.05% of net assets.
(c)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Value is less than $500.
ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $141,794,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,847,000 of which $11,957,000 related to appreciated securities and $5,110,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

High Yield Portfolio

2005 First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Face Amount (000)		Value (000)

Fixed Income Securities (96.5%)
Aerospace (0.7%)
K&F Acquisition, Inc.
7.75%, 11/15/14	(a)		$480	$468
Broadcasting (0.7%)
Salem Communications Holding Corp.
9.00%, 7/1/11		440		476
Cable (6.2%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	515	710
Charter Communications Holdings LLC/Capital Corp.
0.00%, 1/15/11 - 5/15/11	(b)		$243	191
9.625%, 11/15/09		110		87
10.25%, 1/15/10		269		217
10.75%, 10/1/09		185		153
Echostar DBS Corp.
6.375%, 10/1/11		300		295
Intelsat Bermuda Ltd.
7.805%, 1/15/12	(a)(c)	350		357
8.625%, 1/15/15	(a)	350		359
Kabel Deutschland GmbH
10.625%, 7/1/14	(a)	385		427
PanAmSat Corp.
9.00%, 8/15/14		52		55
PanAmSat Holding Corp.
0.00%, 11/1/14	(a)(b)	450		295
Renaissance Media Group LLC
10.00%, 4/15/08	(b)	150		152
Satelites Mexicanos S.A. de CV
10.125% (expired maturity)	(d)	335		173
Telenet Communications N.V.
9.00%, 12/15/13	(a)	EUR	205	298
Telenet Group Holding N.V.
0.00%, 6/15/14	(a)(b)		$580	442
				4,211
Chemicals (6.7%)
Cognis Deutschland GmbH & Co. KG
6.979%, 11/15/13	(a)(c)	EUR	335	452
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08			$270	300
10.625%, 5/1/11		135		152
FMC Corp.
10.25%, 11/1/09		128		143
Huntsman Advanced Materials LLC
11.00%, 7/15/10	(a)	125		144
Huntsman International LLC
10.125%, 7/1/09		EUR	68	92
10.125%, 7/1/09			$219	229
Innophos Investments Holdings, Inc.
10.771%, 2/15/15	(a)(c)	115		114

Innophos, Inc.
8.875%, 8/15/14	(a)		300	317
ISP Holdings, Inc.
10.625%, 12/15/09			452	486
Koppers, Inc.
9.875%, 10/15/13			95	106
Lyondell Chemical Co.
10.50%, 6/1/13			130	150
Millennium America, Inc.
7.00%, 11/15/06			90	92
9.25%, 6/15/08			322	347
Nalco Co.
7.75%, 11/15/11			120	125
8.875%, 11/15/13			450	484
Rhodia S.A.
8.875%, 6/1/11	(a)		315	308
Rockwood Specialties Group, Inc.
7.625%, 11/15/14		EUR	105	138
10.625%, 5/15/11			$330	368
				4,547
Consumer Products (4.3%)
Amscan Holdings, Inc.
8.75%, 5/1/14			205	200
DEL Laboratories, Inc.
8.00%, 2/1/12	(a)		145	140
Levi Strauss & Co.
7.73%, 4/1/12	(a)(c)		525	518
Oxford Industries, Inc.
8.875%, 6/1/11			130	138
Phillips-Van Heusen
7.25%, 2/15/11			725	740
Rayovac Corp.
7.375%, 2/1/15	(a)		100	96
8.50%, 10/1/13			445	461
Safilo Capital International S.A.
9.625%, 5/15/13	(a)	EUR	355	470
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10			$118	133
				2,896
Diversified Media (5.4%)
Advanstar Communications, Inc.
10.294%, 8/15/08	(c)		335	348
10.75%, 8/15/10			230	257
CanWest Media, Inc.
8.00%, 9/15/12	(a)		503	532
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12			147	175
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13			219	245
Houghton Mifflin Co.
0.00%, 10/15/13	(b)		290	203
9.875%, 2/1/13			375	388
Interpublic Group of Cos., Inc.
5.40%, 11/15/09			110	106
6.25%, 11/15/14			140	133
Marquee, Inc.
7.044%, 8/15/10	(a)(c)		210	221
Muzak LLC/Muzak Finance Corp.
9.875%, 3/15/09			158	72

10.00%, 2/15/09		95	78
Nebraska Book Co., Inc.
8.625%, 3/15/12		300	292
Primedia, Inc.
8.875%, 5/15/11		340	356
Vertis, Inc.
13.50%, 12/7/09	(a)	260	213
			3,619
Energy (7.0%)
CHC Helicopter Corp.
7.375%, 5/1/14	(a)	290	284
7.375%, 5/1/14		385	377
Chesapeake Energy Corp.
7.50%, 9/15/13		525	556
Citgo Petroleum Corp.
6.00%, 10/15/11		200	199
El Paso Production Holding Co.
7.75%, 6/1/13		600	610
Hanover Compressor Co.
8.625%, 12/15/10		85	89
9.00%, 6/1/14		150	161
Hanover Equipment Trust
8.50%, 9/1/08		155	162
8.75%, 9/1/11		145	154
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%, 9/1/10	(a)	440	491
Husky Oil Ltd.
8.90%, 8/15/28	(c)	325	363
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102	115
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		270	281
Plains Exploration & Production Co.
7.125%, 6/15/14		200	210
Tesoro Corp.
9.625%, 4/1/12		160	176
Vintage Petroleum, Inc.
7.875%, 5/15/11		440	469
			4,697
Financial (7.2%)
Refco Finance Holdings LLC
9.00%, 8/1/12	(a)	495	527
TRAINS
8.211%, 8/1/15	(a)(c)	4,185	4,355
			4,882
Food and Drug (3.0%)
CA FM Lease Trust
8.50%, 7/15/17	(a)	230	259
Delhaize America, Inc.
8.125%, 4/15/11		435	486
Jean Coutu Group, Inc.
7.625%, 8/1/12		110	113
8.50%, 8/1/14		625	610
Rite Aid Corp.
7.125%, 1/15/07		230	231
8.125%, 5/1/10		315	321
			2,020

Food/Tobacco (2.4%)
Dole Food Co., Inc.
8.875%, 3/15/11			52	56
Michael Foods, Inc.
8.00%, 11/15/13			230	240
Pilgrim’s Pride Corp.
9.625%, 9/15/11			495	539
Smithfield Foods, Inc.
7.00%, 8/1/11			490	504
7.625%, 2/15/08			160	166
8.00%, 10/15/09			75	80
				1,585
Forest Products (5.8%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13			315	274
8.55%, 8/1/10			155	158
Georgia Pacific Corp.
8.875%, 2/1/10			300	336
Graham Packaging Co., Inc.
8.50%, 10/15/12	(a)		160	161
9.875%, 10/15/14	(a)		305	307
Graphic Packaging International Corp.
9.50%, 8/15/13			420	447
JSG Funding plc
9.625%, 10/1/12			35	38
10.125%, 10/1/12		EUR	312	451
Owens-Illinois, Inc.
7.35%, 5/15/08			$495	511
7.50%, 5/15/10			435	450
Pliant Corp.
13.00%, 6/1/10			311	264
Tembec Industries, Inc.
7.75%, 3/15/12			255	233
8.50%, 2/1/11			315	300
				3,930
Gaming/Leisure (4.7%)
Caesars Entertainment Corp.
7.00%, 4/15/13			150	162
9.375%, 2/15/07			230	245
Harrah’s Operating Co., Inc.
7.875%, 12/15/05			370	378
HMH Properties, Inc.
7.875%, 8/1/08			3	3
Host Marriott LP REIT
6.375%, 3/15/15	(a)		35	33
7.125%, 11/1/13			410	409
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			440	438
MGM Mirage
6.00%, 10/1/09			1,025	1,016
Station Casinos, Inc.
6.50%, 2/1/14			510	509
				3,193
Health Care (4.8%)
AmerisourceBergen Corp.
8.125%, 9/1/08			292	315
Community Health Systems, Inc.
6.50%, 12/15/12	(a)		255	250
DaVita, Inc.
6.625%, 3/15/13	(a)		180	179
7.25%, 3/15/15	(a)		95	94

Fisher Scientific International, Inc.
6.75%, 8/15/14	(a)	110	112
8.125%, 5/1/12		296	323
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		450	473
MedCath Holdings Corp.
9.875%, 7/15/12		300	324
National Nephrology Associates, Inc.
9.00%, 11/1/11	(a)	55	61
Team Health, Inc.
9.00%, 4/1/12		225	221
Tenet Healthcare Corp.
6.50%, 6/1/12		108	100
9.875%, 7/1/14		145	151
VWR International, Inc.
6.875%, 4/15/12		150	151
8.00%, 4/15/14		180	183
Warner Chilcott Corp.
8.75%, 2/1/15	(a)	295	298
			3,235
Housing (6.2%)
ACIH, Inc.
0.00%, 12/15/12	(a)(b)	360	256
Associated Materials, Inc.
0.00%, 3/1/14	(b)	895	626
Goodman Global Holding Co., Inc.
5.76%, 6/15/12	(a)(c)	105	104
7.875%, 12/15/12	(a)	495	455
Interface, Inc.
7.30%, 4/1/08		75	74
9.50%, 2/1/14		350	370
10.375%, 2/1/10		95	107
Nortek, Inc.
8.50%, 9/1/14		445	432
NTK Holdings, Inc.
0.00%, 3/1/14	(a)(b)	420	226
Ply Gem Industries, Inc.
9.00%, 2/15/12		355	337
Propex Fabrics, Inc.
10.00%, 12/1/12	(a)	255	254
RMCC Acquisition Co.
9.50%, 11/1/12	(a)	330	325
Technical Olympic USA, Inc.
7.50%, 1/15/15	(a)	70	65
9.00%, 7/1/10		295	308
10.375%, 7/1/12		220	242
			4,181
Information Technology (3.1%)
Iron Mountain, Inc.
7.75%, 1/15/15		186	185
8.625%, 4/1/13		635	644
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325	302
Nortel Networks Ltd.
6.125%, 2/15/06		325	327
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(d)(e)	844	—	@
14.00%, 2/15/10	(d)(e)	481	—	@

Sanmina-SCI Corp.
6.75%, 3/1/13	(a)		195	184
Xerox Corp.
7.125%, 6/15/10			430	447
				2,089
Manufacturing (3.4%)
Flowserve Corp.
12.25%, 8/15/10			230	251
Hexcel Corp.
6.75%, 2/1/15	(a)		280	271
Johnsondiversey, Inc.
9.625%, 5/15/12		EUR	112	166
9.625%, 5/15/12			$244	263
Manitowoc Co., Inc. (The)
10.375%, 5/15/11		EUR	304	436
10.50%, 8/1/12			$49	56
NMHG Holding Co.
10.00%, 5/15/09			372	403
Trimas Corp.
9.875%, 6/15/12			441	452
				2,298
Metals (2.1%)
Foundation PA Coal Co.
7.25%, 8/1/14			105	107
General Cable Corp.
9.50%, 11/15/10			145	160
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)(e)		110	—	@
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(d)(e)		730	—	@
Novelis, Inc.
7.25%, 2/15/15	(a)		275	271
Republic Technologies International LLC/RTI Capital Corp.
13.75%, 7/15/09	(d)(e)		315	—	@
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	(a)	EUR	165	230
Ucar Finance, Inc.
10.25%, 2/15/12			$277	298
United States Steel Corp.
9.75%, 5/15/10			315	351
				1,417
Retail (1.1%)
General Nutrition Centers, Inc.
8.50%, 12/1/10			350	299
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			440	456
				755
Service (3.6%)
Allied Waste North America
7.25%, 3/15/15	(a)		620	592
7.875%, 4/15/13			285	286
8.50%, 12/1/08			150	154
8.875%, 4/1/08			295	306
Buhrmann US, Inc.
7.875%, 3/1/15	(a)		120	121
8.25%, 7/1/14			370	383
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10			270	275
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10			55	58

United Rentals North America, Inc.
6.50%, 2/15/12			285	279
Waste Management, Inc.-Old
7.65%, 3/15/11			5	6
				2,460
Telecommunications (3.2%)
AXtel S.A.
11.00%, 12/15/13			420	446
Esprit Telecom Group
11.00%, 6/15/08	(d)(e)	DEM	307	—	@
Exodus Communications, Inc.
11.625%, 7/15/10	(d)(e)		$436	—	@
Primus Telecommunications GP
8.00%, 1/15/14			515	374
Qwest Communications International
6.294%, 2/15/09	(a)(c)		325	329
Qwest Corp.
5.625%, 11/15/08			100	100
6.625%, 9/15/05			195	197
Qwest Services Corp.
13.50%, 12/15/07	(a)		325	363
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	(a)		325	325
				2,134
Transportation (3.8%)
Amsted Industries, Inc.
10.25%, 10/15/11	(a)		270	296
Autonation, Inc.
9.00%, 8/1/08			281	310
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	(a)		100	82
Laidlaw International, Inc.
10.75%, 6/15/11			380	432
Sonic Automotive, Inc.
8.625%, 8/15/13			1,000	1,000
TRW Automotive, Inc.
9.375%, 2/15/13			402	434
				2,554
Utilities (7.6%)
AES Corp.
7.75%, 3/1/14			240	249
8.875%, 2/15/11			30	33
9.00%, 5/15/15	(a)		285	315
9.375%, 9/15/10			40	44
Allegheny Energy, Inc.
7.75%, 8/1/05			185	187
CMS Energy Corp.
7.50%, 1/15/09			105	109
8.50%, 4/15/11			360	390
Dynegy Holdings, Inc.
6.875%, 4/1/11			320	285
9.875%, 7/15/10	(a)		280	301
Ipalco Enterprises, Inc.
8.625%, 11/14/11			85	98
Monongahela Power Co.
5.00%, 10/1/06			265	268
Nevada Power Co.
8.25%, 6/1/11			210	234
9.00%, 8/15/13			280	316

Northwest Pipeline Corp.
8.125%, 3/1/10		55	59
Ormat Funding Corp.
8.25%, 12/30/20		484	488
PSEG Energy Holdings LLC
7.75%, 4/16/07		55	57
8.625%, 2/15/08		233	247
Reliant Energy, Inc.
6.75%, 12/15/14		625	586
Southern Natural Gas Co.
8.875%, 3/15/10		110	120
TNP Enterprises, Inc.
10.25%, 4/1/10		100	106
Williams Cos., Inc.
7.875%, 9/1/21		590	646
			5,138
Wireless Communications (3.5%)
American Tower Corp.
7.125%, 10/15/12		240	240
7.50%, 5/1/12		230	235
MetroPCS, Inc.
10.75%, 10/1/11		330	338
Rogers Wireless Communications, Inc.
7.50%, 3/15/15		215	223
8.00%, 12/15/12		155	160
Rural Cellular Corp.
7.51%, 3/15/10	(c)	190	196
SBA Communications Corp.
8.50%, 12/1/12	(a)	240	249
SBA Telecommunications Inc./SBA Communications Corp.
0.00%, 12/15/11	(b)	455	395
UbiquiTel Operating Co.
9.875%, 3/1/11		40	44
9.875%, 3/1/11	(a)	270	299
			2,379
Total Fixed Income Securities (Cost $65,423)			65,164

		Shares
Common Stock (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(f)	12,095	1
Paxson Communications Corp.	(a)(f)	125,351	8
			9
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(f)	329	—	@
Total Common Stocks (Cost $573)			9
Preferred Stocks (1.1%)
Broadcasting (0.3%)
Paxson Communications Corp., PIK, 14.25%		29	197
Utilities (0.8%)
TNP Enterprises, Inc., PIK, 14.50%		496	550
Total Preferred Stocks (Cost $342)			747

No. of Warrants
Warrant (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11 (Cost $3)	(a)(f)	570	18

		Face Amount (000)

Short-Term Investment (0.6%)
Repurchase Agreement (0.6%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $371 (Cost $371)	(g)	$371	371
Total Investments+ (98.2%) (Cost $66,712)			66,309
Other Assets in Excess of Liabilities (1.8%)			1,219
Net Assets (100%)			$67,528

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2005.
(d)	Security is in default.
(e)	Security was valued at fair value — At March 31, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(f)	Non-income producing security.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $66,712,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $403,000 of which $3,211,000 related to appreciated securities and $3,614,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

EUR	80	$104	4/26/2005	USD	105	$105	$1
EUR	695	901	4/26/2005	USD	908	908	7
EUR	1,351	1,752	4/26/2005	USD	1,765	1,765	13
EUR	785	1,018	4/26/2005	USD	1,025	1,025	7
USD	359	$359	4/26/2005	EUR	275	$357	(2)
		$4,134				$4,160	$26

EUR — Euro

USD — U.S. Dollar

The Universal Institutional Funds, Inc.

Money Market Portfolio

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

	Face Amount (000)	Amortized Cost (000)

Discount Notes (75.9%)
U.S. Government & Agency Securities (75.9%)
Federal Farm Credit Banks
2.68%, 4/11/05	$1,000	$999
Federal Home Loan Bank
1.93%, 4/13/05	1,398	1,397
Federal Home Loan Mortgage Corp.
2.58%, 4/5/05	920	920
2.75%, 5/5/05	700	698
Federal National Mortgage Association
2.67%, 4/5/05	1,500	1,499
Total Discount Notes (Cost $5,513)		5,513
Commercial Paper (8.6%)
Asset-Backed — Mortgages (4.5%)
Mortgage Interest Networking Trust
2.84%, 4/1/05	325	325
International Banks (4.1%)
ING (U.S.) Funding LLC
2.85%, 4/5/05	300	300
Total Commercial Paper (Cost $625)		625
Repurchase Agreement (20.9%)

Bear Stearns & Co., Inc., 2.875%, dated 3/31/05, due 4/1/05, repurchase price $1,520; fully collateralized by U.S. Government and/or agency obligations at the date of this portfolio of investments as follows:

Federal National Mortgage Association: 4.31%, due 10/1/33, which had a total value of $1,552 (Cost $1,520)	1,520	1,520
Total Investments (105.4%) (Cost $7,658)		7,658
Other Assets (-5.4%)		(392)
NET ASSETS (100%)		$7,266

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005